(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MUNICIPAL INCOME FUND
CLASS A, CLASS T, CLASS B
AND CLASS C
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             19  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    22  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           23  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  34  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 43  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  51


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998          PAST 6  PAST 1  PAST 5  PAST 10
                                      MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL A  3.08%   9.68%   32.42%  132.74%

FIDELITY ADV MUNICIPAL INCOME - CL A  -1.81%  4.47%   26.13%  121.68%
 (INCL. MAX. 4.75% SALES CHARGE)

LB MUNICIPAL BOND                     2.76%   9.30%   37.09%  120.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  2.45%   9.02%   32.67%  114.79%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998          PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL A  9.68%   5.78%   8.81%

FIDELITY ADV MUNICIPAL INCOME - CL A  4.47%   4.75%   8.29%
 (INCL. MAX. 4.75% SALES CHARGE)

LB MUNICIPAL BOND                     9.30%   6.51%   8.21%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  9.02%   5.81%   7.93%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Municipal Income -CL A   LB Municipal Bond
             00257                       LB015
  1988/04/30       9525.00                    10000.00
  1988/05/31       9572.67                     9971.10
  1988/06/30       9751.04                    10116.98
  1988/07/31       9782.09                    10182.94
  1988/08/31       9815.46                    10191.90
  1988/09/30       9965.06                    10376.37
  1988/10/31      10101.21                    10559.00
  1988/11/30      10112.12                    10462.28
  1988/12/31      10227.77                    10569.31
  1989/01/31      10356.57                    10787.88
  1989/02/28      10366.95                    10664.79
  1989/03/31      10446.73                    10639.30
  1989/04/30      10685.46                    10891.88
  1989/05/31      10860.04                    11118.10
  1989/06/30      10984.42                    11269.09
  1989/07/31      11080.78                    11422.46
  1989/08/31      11166.50                    11310.63
  1989/09/30      11200.17                    11276.93
  1989/10/31      11318.42                    11414.84
  1989/11/30      11457.76                    11614.60
  1989/12/31      11566.69                    11709.61
  1990/01/31      11584.94                    11654.23
  1990/02/28      11667.97                    11757.95
  1990/03/31      11741.17                    11761.48
  1990/04/30      11633.78                    11676.32
  1990/05/31      11872.19                    11931.22
  1990/06/30      12012.07                    12036.09
  1990/07/31      12197.34                    12213.02
  1990/08/31      12115.04                    12035.69
  1990/09/30      12201.18                    12042.55
  1990/10/31      12368.70                    12261.00
  1990/11/30      12675.60                    12507.57
  1990/12/31      12756.46                    12561.98
  1991/01/31      12904.92                    12730.56
  1991/02/28      13004.15                    12841.32
  1991/03/31      13080.60                    12845.94
  1991/04/30      13293.59                    13016.79
  1991/05/31      13457.91                    13132.51
  1991/06/30      13489.23                    13119.51
  1991/07/31      13663.65                    13279.30
  1991/08/31      13787.05                    13454.19
  1991/09/30      13948.76                    13629.37
  1991/10/31      14103.33                    13752.03
  1991/11/30      14156.38                    13790.40
  1991/12/31      14310.34                    14086.34
  1992/01/31      14468.97                    14118.46
  1992/02/29      14547.58                    14122.97
  1992/03/31      14620.57                    14128.20
  1992/04/30      14752.52                    14253.94
  1992/05/31      14884.86                    14421.71
  1992/06/30      15088.96                    14663.71
  1992/07/31      15614.37                    15103.32
  1992/08/31      15493.45                    14956.07
  1992/09/30      15590.15                    15053.88
  1992/10/31      15402.00                    14905.90
  1992/11/30      15710.69                    15172.86
  1992/12/31      15900.11                    15327.78
  1993/01/31      16169.05                    15506.04
  1993/02/28      16739.99                    16066.89
  1993/03/31      16565.39                    15897.07
  1993/04/30      16741.06                    16057.47
  1993/05/31      16879.70                    16147.71
  1993/06/30      17150.33                    16417.22
  1993/07/31      17163.06                    16438.72
  1993/08/31      17605.11                    16780.98
  1993/09/30      17848.90                    16972.11
  1993/10/31      17858.47                    17004.87
  1993/11/30      17683.94                    16855.06
  1993/12/31      18092.29                    17210.87
  1994/01/31      18302.97                    17407.42
  1994/02/28      17819.22                    16956.56
  1994/03/31      16869.39                    16266.09
  1994/04/30      16981.33                    16404.03
  1994/05/31      17081.75                    16546.25
  1994/06/30      17018.86                    16445.15
  1994/07/31      17325.86                    16746.59
  1994/08/31      17353.08                    16804.54
  1994/09/30      17081.23                    16557.85
  1994/10/31      16781.80                    16263.78
  1994/11/30      16242.27                    15969.73
  1994/12/31      16635.92                    16321.22
  1995/01/31      17197.93                    16787.68
  1995/02/28      17661.31                    17275.87
  1995/03/31      17754.17                    17474.37
  1995/04/30      17812.52                    17494.99
  1995/05/31      18382.54                    18053.25
  1995/06/30      18238.34                    17896.19
  1995/07/31      18297.76                    18065.85
  1995/08/31      18482.87                    18294.92
  1995/09/30      18631.91                    18410.73
  1995/10/31      18879.94                    18678.42
  1995/11/30      19236.28                    18988.30
  1995/12/31      19406.12                    19170.77
  1996/01/31      19511.97                    19315.51
  1996/02/29      19481.76                    19185.13
  1996/03/31      19070.11                    18939.95
  1996/04/30      18993.93                    18886.35
  1996/05/31      18971.53                    18878.79
  1996/06/30      19192.54                    19084.38
  1996/07/31      19317.98                    19258.05
  1996/08/31      19360.03                    19253.43
  1996/09/30      19532.72                    19522.98
  1996/10/31      19725.51                    19743.78
  1996/11/30      20070.16                    20105.09
  1996/12/31      19995.63                    20020.65
  1997/01/31      20085.97                    20058.49
  1997/02/28      20265.81                    20242.63
  1997/03/31      20042.23                    19972.79
  1997/04/30      20210.99                    20139.96
  1997/05/31      20452.28                    20442.87
  1997/06/30      20708.72                    20660.59
  1997/07/31      21299.97                    21232.88
  1997/08/31      21105.45                    21033.93
  1997/09/30      21383.05                    21283.61
  1997/10/31      21505.34                    21420.46
  1997/11/30      21644.22                    21546.41
  1997/12/31      21993.20                    21860.77
  1998/01/31      22204.88                    22086.38
  1998/02/28      22212.01                    22093.00
  1998/03/31      22282.67                    22112.44
  1998/04/30      22168.03                    22012.72
IMATRL PRASUN   SHR__CHT 19980430 19980507 150059 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class A on April 30, 1988, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 1998, the value of the investment would have grown to $22,168 - a 121.68% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,013 - a 120.13% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                  SIX MONTHS  YEAR ENDED   SEPTEMBER 3, 1996
                  ENDED       OCTOBER 31,  (COMMENCEMENT OF
                  APRIL 30,   1997         SALE OF CLASS A
                  1998                     SHARES) TO
                                           OCTOBER 31, 1996



DIVIDEND RETURN  2.42%        5.51%        0.89%

CAPITAL RETURN   0.66%        3.51%        0.95%

TOTAL RETURN     3.08%        9.02%        1.84%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998            PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.65(CENTS)  29.32(CENTS)  58.64(CENTS)

ANNUALIZED DIVIDEND RATE                4.60%        4.81%         4.83%

30-DAY ANNUALIZED YIELD                 3.89%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.08%        -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.30 over the past one month, $12.30 over the past six months and $12.14 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998          PAST 6  PAST 1  PAST 5  PAST 10
                                      MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL T  3.06%   9.75%   32.49%  132.86%

FIDELITY ADV MUNICIPAL INCOME - CL T  -0.55%  5.91%   27.85%  124.71%
 (INCL. MAX. 3.50% SALES CHARGE)

LB MUNICIPAL BOND                     2.76%   9.30%   37.09%  120.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  2.45%   9.02%   32.67%  114.79%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998          PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL T  9.75%   5.79%   8.82%

FIDELITY ADV MUNICIPAL INCOME - CL T  5.91%   5.04%   8.43%
 (INCL. MAX. 3.50% SALES CHARGE)

LB MUNICIPAL BOND                     9.30%   6.51%   8.21%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  9.02%   5.81%   7.93%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Municipal Income -CL T   LB Municipal Bond
             00169                       LB015
  1988/04/30       9650.00                    10000.00
  1988/05/31       9698.29                     9971.10
  1988/06/30       9879.00                    10116.98
  1988/07/31       9910.47                    10182.94
  1988/08/31       9944.28                    10191.90
  1988/09/30      10095.83                    10376.37
  1988/10/31      10233.77                    10559.00
  1988/11/30      10244.83                    10462.28
  1988/12/31      10362.00                    10569.31
  1989/01/31      10492.48                    10787.88
  1989/02/28      10503.00                    10664.79
  1989/03/31      10583.82                    10639.30
  1989/04/30      10825.69                    10891.88
  1989/05/31      11002.56                    11118.10
  1989/06/30      11128.58                    11269.09
  1989/07/31      11226.20                    11422.46
  1989/08/31      11313.04                    11310.63
  1989/09/30      11347.16                    11276.93
  1989/10/31      11466.96                    11414.84
  1989/11/30      11608.12                    11614.60
  1989/12/31      11718.48                    11709.61
  1990/01/31      11736.97                    11654.23
  1990/02/28      11821.09                    11757.95
  1990/03/31      11895.25                    11761.48
  1990/04/30      11786.45                    11676.32
  1990/05/31      12027.99                    11931.22
  1990/06/30      12169.71                    12036.09
  1990/07/31      12357.41                    12213.02
  1990/08/31      12274.03                    12035.69
  1990/09/30      12361.30                    12042.55
  1990/10/31      12531.02                    12261.00
  1990/11/30      12841.94                    12507.57
  1990/12/31      12923.87                    12561.98
  1991/01/31      13074.28                    12730.56
  1991/02/28      13174.80                    12841.32
  1991/03/31      13252.26                    12845.94
  1991/04/30      13468.04                    13016.79
  1991/05/31      13634.52                    13132.51
  1991/06/30      13666.26                    13119.51
  1991/07/31      13842.97                    13279.30
  1991/08/31      13967.98                    13454.19
  1991/09/30      14131.82                    13629.37
  1991/10/31      14288.41                    13752.03
  1991/11/30      14342.16                    13790.40
  1991/12/31      14498.14                    14086.34
  1992/01/31      14658.85                    14118.46
  1992/02/29      14738.50                    14122.97
  1992/03/31      14812.44                    14128.20
  1992/04/30      14946.12                    14253.94
  1992/05/31      15080.20                    14421.71
  1992/06/30      15286.98                    14663.71
  1992/07/31      15819.28                    15103.32
  1992/08/31      15696.78                    14956.07
  1992/09/30      15794.74                    15053.88
  1992/10/31      15604.13                    14905.90
  1992/11/30      15916.86                    15172.86
  1992/12/31      16108.77                    15327.78
  1993/01/31      16381.24                    15506.04
  1993/02/28      16959.68                    16066.89
  1993/03/31      16782.79                    15897.07
  1993/04/30      16960.76                    16057.47
  1993/05/31      17101.22                    16147.71
  1993/06/30      17375.40                    16417.22
  1993/07/31      17388.30                    16438.72
  1993/08/31      17836.15                    16780.98
  1993/09/30      18083.14                    16972.11
  1993/10/31      18092.84                    17004.87
  1993/11/30      17916.01                    16855.06
  1993/12/31      18329.72                    17210.87
  1994/01/31      18543.16                    17407.42
  1994/02/28      18053.07                    16956.56
  1994/03/31      17090.78                    16266.09
  1994/04/30      17204.18                    16404.03
  1994/05/31      17305.92                    16546.25
  1994/06/30      17242.21                    16445.15
  1994/07/31      17553.23                    16746.59
  1994/08/31      17580.81                    16804.54
  1994/09/30      17305.40                    16557.85
  1994/10/31      17002.04                    16263.78
  1994/11/30      16455.42                    15969.73
  1994/12/31      16854.24                    16321.22
  1995/01/31      17423.63                    16787.68
  1995/02/28      17893.08                    17275.87
  1995/03/31      17987.16                    17474.37
  1995/04/30      18046.29                    17494.99
  1995/05/31      18623.78                    18053.25
  1995/06/30      18477.69                    17896.19
  1995/07/31      18537.89                    18065.85
  1995/08/31      18725.42                    18294.92
  1995/09/30      18876.43                    18410.73
  1995/10/31      19127.71                    18678.42
  1995/11/30      19488.72                    18988.30
  1995/12/31      19660.80                    19170.77
  1996/01/31      19768.04                    19315.51
  1996/02/29      19737.42                    19185.13
  1996/03/31      19320.38                    18939.95
  1996/04/30      19243.19                    18886.35
  1996/05/31      19220.50                    18878.79
  1996/06/30      19444.41                    19084.38
  1996/07/31      19571.50                    19258.05
  1996/08/31      19614.10                    19253.43
  1996/09/30      19790.11                    19522.98
  1996/10/31      20022.92                    19743.78
  1996/11/30      20318.81                    20105.09
  1996/12/31      20240.69                    20020.65
  1997/01/31      20331.54                    20058.49
  1997/02/28      20530.46                    20242.63
  1997/03/31      20304.40                    19972.79
  1997/04/30      20474.85                    20139.96
  1997/05/31      20719.11                    20442.87
  1997/06/30      20978.48                    20660.59
  1997/07/31      21576.91                    21232.88
  1997/08/31      21397.90                    21033.93
  1997/09/30      21661.32                    21283.61
  1997/10/31      21803.46                    21420.46
  1997/11/30      21922.74                    21546.41
  1997/12/31      22291.82                    21860.77
  1998/01/31      22506.65                    22086.38
  1998/02/28      22531.44                    22093.00
  1998/03/31      22586.04                    22112.44
  1998/04/30      22470.86                    22012.72
IMATRL PRASUN   SHR__CHT 19980430 19980507 151106 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on April 30, 1988, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1998, the value of the investment would have grown to $22,471 - a 124.71% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,013 - a 120.13% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

             SIX MONTHS  YEARS ENDED OCTOBER 31,
             ENDED
             APRIL 30,

             1998        1997                     1996  1995  1994  1993


DIVIDEND RETURN  2.40%  5.47%  5.69%    6.62%   5.27%    6.49%

CAPITAL RETURN   0.66%  3.42%   -1.01%   5.88%  -11.30%   9.46%

TOTAL RETURN     3.06%  8.89%  4.68%    12.50%  -6.03%   15.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998            PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.70(CENTS)  29.11(CENTS)  58.41(CENTS)

ANNUALIZED DIVIDEND RATE                4.65%        4.77%         4.81%

30-DAY ANNUALIZED YIELD                 3.98%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.22%        -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.31 over the past one month, $12.31 over the past six months and $12.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee
(1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class
T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2%
and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL B       2.73%   9.06%   28.59%  126.01%

FIDELITY ADV MUNICIPAL INCOME - CL B       -2.27%  4.06%   26.60%  126.01%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                          2.76%   9.30%   37.09%  120.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       2.45%   9.02%   32.67%  114.79%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL B       9.06%   5.16%   8.50%

FIDELITY ADV MUNICIPAL INCOME - CL B       4.06%   4.83%   8.50%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                          9.30%   6.51%   8.21%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       9.02%   5.81%   7.93%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Municipal Income -CL B   LB Municipal Bond
             00669                       LB015
  1988/04/30      10000.00                    10000.00
  1988/05/31      10050.04                     9971.10
  1988/06/30      10237.31                    10116.98
  1988/07/31      10269.92                    10182.94
  1988/08/31      10304.95                    10191.90
  1988/09/30      10462.00                    10376.37
  1988/10/31      10604.94                    10559.00
  1988/11/30      10616.40                    10462.28
  1988/12/31      10737.82                    10569.31
  1989/01/31      10873.04                    10787.88
  1989/02/28      10883.94                    10664.79
  1989/03/31      10967.69                    10639.30
  1989/04/30      11218.33                    10891.88
  1989/05/31      11401.61                    11118.10
  1989/06/30      11532.20                    11269.09
  1989/07/31      11633.37                    11422.46
  1989/08/31      11723.36                    11310.63
  1989/09/30      11758.71                    11276.93
  1989/10/31      11882.86                    11414.84
  1989/11/30      12029.14                    11614.60
  1989/12/31      12143.51                    11709.61
  1990/01/31      12162.67                    11654.23
  1990/02/28      12249.83                    11757.95
  1990/03/31      12326.68                    11761.48
  1990/04/30      12213.94                    11676.32
  1990/05/31      12464.24                    11931.22
  1990/06/30      12611.10                    12036.09
  1990/07/31      12805.60                    12213.02
  1990/08/31      12719.20                    12035.69
  1990/09/30      12809.64                    12042.55
  1990/10/31      12985.51                    12261.00
  1990/11/30      13307.71                    12507.57
  1990/12/31      13392.61                    12561.98
  1991/01/31      13548.47                    12730.56
  1991/02/28      13652.65                    12841.32
  1991/03/31      13732.91                    12845.94
  1991/04/30      13956.52                    13016.79
  1991/05/31      14129.04                    13132.51
  1991/06/30      14161.92                    13119.51
  1991/07/31      14345.04                    13279.30
  1991/08/31      14474.59                    13454.19
  1991/09/30      14644.37                    13629.37
  1991/10/31      14806.64                    13752.03
  1991/11/30      14862.34                    13790.40
  1991/12/31      15023.98                    14086.34
  1992/01/31      15190.52                    14118.46
  1992/02/29      15273.05                    14122.97
  1992/03/31      15349.68                    14128.20
  1992/04/30      15488.21                    14253.94
  1992/05/31      15627.15                    14421.71
  1992/06/30      15841.43                    14663.71
  1992/07/31      16393.04                    15103.32
  1992/08/31      16266.09                    14956.07
  1992/09/30      16367.61                    15053.88
  1992/10/31      16170.08                    14905.90
  1992/11/30      16494.16                    15172.86
  1992/12/31      16693.03                    15327.78
  1993/01/31      16975.38                    15506.04
  1993/02/28      17574.80                    16066.89
  1993/03/31      17391.49                    15897.07
  1993/04/30      17575.92                    16057.47
  1993/05/31      17721.47                    16147.71
  1993/06/30      18005.59                    16417.22
  1993/07/31      18018.96                    16438.72
  1993/08/31      18483.05                    16780.98
  1993/09/30      18739.00                    16972.11
  1993/10/31      18749.05                    17004.87
  1993/11/30      18565.82                    16855.06
  1993/12/31      18994.53                    17210.87
  1994/01/31      19215.71                    17407.42
  1994/02/28      18707.84                    16956.56
  1994/03/31      17710.65                    16266.09
  1994/04/30      17828.17                    16404.03
  1994/05/31      17933.60                    16546.25
  1994/06/30      17867.57                    16445.15
  1994/07/31      18166.75                    16746.59
  1994/08/31      18195.69                    16804.54
  1994/09/30      17893.97                    16557.85
  1994/10/31      17535.25                    16263.78
  1994/11/30      16960.02                    15969.73
  1994/12/31      17376.10                    16321.22
  1995/01/31      17936.04                    16787.68
  1995/02/28      18407.91                    17275.87
  1995/03/31      18492.87                    17474.37
  1995/04/30      18525.68                    17494.99
  1995/05/31      19107.47                    18053.25
  1995/06/30      18945.11                    17896.19
  1995/07/31      18994.68                    18065.85
  1995/08/31      19174.95                    18294.92
  1995/09/30      19318.20                    18410.73
  1995/10/31      19564.27                    18678.42
  1995/11/30      19922.57                    18988.30
  1995/12/31      20086.62                    19170.77
  1996/01/31      20185.89                    19315.51
  1996/02/29      20144.08                    19185.13
  1996/03/31      19706.61                    18939.95
  1996/04/30      19615.67                    18886.35
  1996/05/31      19579.69                    18878.79
  1996/06/30      19796.11                    19084.38
  1996/07/31      19914.50                    19258.05
  1996/08/31      19947.37                    19253.43
  1996/09/30      20115.67                    19522.98
  1996/10/31      20342.02                    19743.78
  1996/11/30      20633.80                    20105.09
  1996/12/31      20544.39                    20020.65
  1997/01/31      20609.22                    20058.49
  1997/02/28      20818.26                    20242.63
  1997/03/31      20578.04                    19972.79
  1997/04/30      20722.96                    20139.96
  1997/05/31      20978.07                    20442.87
  1997/06/30      21212.65                    20660.59
  1997/07/31      21807.33                    21232.88
  1997/08/31      21612.93                    21033.93
  1997/09/30      21868.22                    21283.61
  1997/10/31      22000.61                    21420.46
  1997/11/30      22127.91                    21546.41
  1997/12/31      22470.87                    21860.77
  1998/01/31      22692.99                    22086.38
  1998/02/28      22687.46                    22093.00
  1998/03/31      22730.01                    22112.44
  1998/04/30      22601.28                    22012.72
IMATRL PRASUN   SHR__CHT 19980430 19980507 150050 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $22,601 - a 126.01% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,013 - a 120.13% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                 SIX MONTHS   YEARS ENDED OCTOBER 31,      JUNE 30, 1994
                 ENDED                                     (COMMENCEMENT OF
                 APRIL 30,                                 SALE OF CLASS B
                                                           SHARES) TO
                                                           OCTOBER 31,

                 1998         1997      1996    1995       1994


DIVIDEND RETURN  2.07%        4.81%     4.99%    5.77%     1.59%

CAPITAL RETURN   0.66%        3.34%     -1.01%   5.80%     -3.45%

TOTAL RETURN     2.73%        8.15%     3.98%    11.57%    -1.86%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998            PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.02(CENTS)  25.06(CENTS)  50.51(CENTS)

ANNUALIZED DIVIDEND RATE                3.98%        4.12%         4.17%

30-DAY ANNUALIZED YIELD                 3.45%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.39%        -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.28 over the past one month, $12.28 over the past six months, and $12.12 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class
B shares and reflect Class B shares' 0.90% (1.00% prior to January 1,
1996) 12b-1 fee. Returns prior to June 30, 1994 are those of Class T which bears a 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%,
1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL C       2.60%   8.93%   28.44%  125.72%

FIDELITY ADV MUNICIPAL INCOME - CL C       1.60%   7.93%   28.44%  125.72%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                          2.76%   9.30%   37.09%  120.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       2.45%   9.02%   32.67%  114.79%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class C's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL C       8.93%   5.13%   8.48%

FIDELITY ADV MUNICIPAL INCOME - CL C       7.93%   5.13%   8.48%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                          9.30%   6.51%   8.21%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       9.02%   5.81%   7.93%

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Municipal Income -CL C   LB Municipal Bond
             00490                       LB015
  1988/04/30      10000.00                    10000.00
  1988/05/31      10050.04                     9971.10
  1988/06/30      10237.31                    10116.98
  1988/07/31      10269.92                    10182.94
  1988/08/31      10304.94                    10191.90
  1988/09/30      10462.00                    10376.37
  1988/10/31      10604.94                    10559.00
  1988/11/30      10616.40                    10462.28
  1988/12/31      10737.82                    10569.31
  1989/01/31      10873.03                    10787.88
  1989/02/28      10883.93                    10664.79
  1989/03/31      10967.69                    10639.30
  1989/04/30      11218.33                    10891.88
  1989/05/31      11401.62                    11118.10
  1989/06/30      11532.20                    11269.09
  1989/07/31      11633.37                    11422.46
  1989/08/31      11723.35                    11310.63
  1989/09/30      11758.70                    11276.93
  1989/10/31      11882.85                    11414.84
  1989/11/30      12029.14                    11614.60
  1989/12/31      12143.51                    11709.61
  1990/01/31      12162.65                    11654.23
  1990/02/28      12249.83                    11757.95
  1990/03/31      12326.68                    11761.48
  1990/04/30      12213.93                    11676.32
  1990/05/31      12464.23                    11931.22
  1990/06/30      12611.10                    12036.09
  1990/07/31      12805.60                    12213.02
  1990/08/31      12719.20                    12035.69
  1990/09/30      12809.64                    12042.55
  1990/10/31      12985.50                    12261.00
  1990/11/30      13307.71                    12507.57
  1990/12/31      13392.61                    12561.98
  1991/01/31      13548.47                    12730.56
  1991/02/28      13652.64                    12841.32
  1991/03/31      13732.91                    12845.94
  1991/04/30      13956.52                    13016.79
  1991/05/31      14129.03                    13132.51
  1991/06/30      14161.92                    13119.51
  1991/07/31      14345.04                    13279.30
  1991/08/31      14474.58                    13454.19
  1991/09/30      14644.37                    13629.37
  1991/10/31      14806.64                    13752.03
  1991/11/30      14862.34                    13790.40
  1991/12/31      15023.98                    14086.34
  1992/01/31      15190.72                    14118.46
  1992/02/29      15273.59                    14122.97
  1992/03/31      15350.51                    14128.20
  1992/04/30      15489.13                    14253.94
  1992/05/31      15628.47                    14421.71
  1992/06/30      15843.39                    14663.71
  1992/07/31      16396.69                    15103.32
  1992/08/31      16260.97                    14956.07
  1992/09/30      16362.63                    15053.88
  1992/10/31      16164.44                    14905.90
  1992/11/30      16488.94                    15172.86
  1992/12/31      16688.22                    15327.78
  1993/01/31      16971.41                    15506.04
  1993/02/28      17572.11                    16066.89
  1993/03/31      17388.50                    15897.07
  1993/04/30      17573.29                    16057.47
  1993/05/31      17719.18                    16147.71
  1993/06/30      18004.03                    16417.22
  1993/07/31      18017.33                    16438.72
  1993/08/31      18482.36                    16780.98
  1993/09/30      18738.47                    16972.11
  1993/10/31      18748.08                    17004.87
  1993/11/30      18564.96                    16855.06
  1993/12/31      18994.22                    17210.87
  1994/01/31      19216.17                    17407.42
  1994/02/28      18707.23                    16956.56
  1994/03/31      17707.42                    16266.09
  1994/04/30      17825.49                    16404.03
  1994/05/31      17931.69                    16546.25
  1994/06/30      17864.48                    16445.15
  1994/07/31      18157.80                    16746.59
  1994/08/31      18187.12                    16804.54
  1994/09/30      17885.04                    16557.85
  1994/10/31      17525.58                    16263.78
  1994/11/30      16950.83                    15969.73
  1994/12/31      17367.31                    16321.22
  1995/01/31      17928.47                    16787.68
  1995/02/28      18400.88                    17275.87
  1995/03/31      18485.79                    17474.37
  1995/04/30      18518.10                    17494.99
  1995/05/31      19100.76                    18053.25
  1995/06/30      18937.60                    17896.19
  1995/07/31      18986.98                    18065.85
  1995/08/31      19168.29                    18294.92
  1995/09/30      19311.66                    18410.73
  1995/10/31      19558.07                    18678.42
  1995/11/30      19917.07                    18988.30
  1995/12/31      20081.50                    19170.77
  1996/01/31      20181.22                    19315.51
  1996/02/29      20139.07                    19185.13
  1996/03/31      19701.29                    18939.95
  1996/04/30      19610.58                    18886.35
  1996/05/31      19574.38                    18878.79
  1996/06/30      19791.52                    19084.38
  1996/07/31      19910.63                    19258.05
  1996/08/31      19942.90                    19253.43
  1996/09/30      20111.58                    19522.98
  1996/10/31      20338.33                    19743.78
  1996/11/30      20630.75                    20105.09
  1996/12/31      20541.51                    20020.65
  1997/01/31      20606.79                    20058.49
  1997/02/28      20815.88                    20242.63
  1997/03/31      20575.22                    19972.79
  1997/04/30      20720.63                    20139.96
  1997/05/31      20976.21                    20442.87
  1997/06/30      21210.84                    20660.59
  1997/07/31      21806.37                    21232.88
  1997/08/31      21611.96                    21033.93
  1997/09/30      21867.60                    21283.61
  1997/10/31      22000.38                    21420.46
  1997/11/30      22105.90                    21546.41
  1997/12/31      22459.50                    21860.77
  1998/01/31      22658.49                    22086.38
  1998/02/28      22668.62                    22093.00
  1998/03/31      22704.69                    22112.44
  1998/04/30      22571.98                    22012.72
IMATRL PRASUN   SHR__CHT 19980430 19980507 150100 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class C on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $22,572 - a 125.72% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,013 - a 120.13% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
             NOVEMBER 3, 1997
             (COMMENCEMENT OF
             SALE OF CLASS C
             SHARES) TO
             APRIL 30, 1998

DIVIDEND RETURN  1.91%

CAPITAL RETURN   0.91%

TOTAL RETURN     2.82%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998                 PAST 1       LIFE OF
                                             MONTH        CLASS

DIVIDENDS PER SHARE                          3.78(CENTS)  23.14(CENTS)

ANNUALIZED DIVIDEND RATE                     3.74%        3.83%

30-DAY ANNUALIZED YIELD                      N/A          -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD       N/A          -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.31 over the past one month, and $12.31 over the life of class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Investor sentiment, shifting supply
and demand conditions, and
volatility in Asia played key roles in
the municipal bond market during
the six months that ended April
30, 1998. During this period, the
Lehman Brothers Municipal Bond
Index - a measure of the
municipal bond market -
returned 2.76%. To compare, the
Lehman Brothers Aggregate Bond
Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.59%. In late 1997, volatility in
Asia helped prop up the muni
bond market. Investors felt that
currency devaluations in that
region would translate into
cheaper prices for Asian goods
and help control the inflation that
can eat into bonds' fixed
payments. In January and
February 1998, though, muni
bond supply increased as many
issuers took advantage of lower
interest rates to refinance their debt
at lower rates. That, combined
with softening demand, dampened
the performance of muni bonds in
early 1998. On top of that, the
municipal bond market experienced
extremely heavy new issuance in
March and April 1998, as issuers
rushed to the market before the
largest municipal deal in history is
expected to take place. A $3.5
billion issuance by the Long Island
Power Authority is scheduled to be
priced in May. This heavy supply,
coupled with only intermittent
demand, put downward pressure
on municipal bond prices at the
end of the period, causing muni
bonds to lag taxable bonds in
early 1998.
NOTE TO SHAREHOLDERS: Jonathan Short became Portfolio Manager of Fidelity Advisor Municipal Income Fund on January 31, 1998.
Q. HOW DID THE FUND PERFORM, JON?
A. For the six-month period that ended April 30, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 3.08%, 3.06%, 2.73% and 2.60%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 2.45% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - a broad measure of the performance of the municipal bond market - returned 2.76% for the same six-month period. For the 12-months that ended April 30, 1998, the fund's Class A, Class T, Class B and Class C shares returned 9.68%, 9.75%, 9.06% and 8.93%, respectively, while the general municipal debt funds average returned 9.02% and the Lehman Brothers Municipal Bond Index returned 9.30%.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS MUNICIPAL BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. The Lehman Brothers Municipal Bond Index plays a very important role in the management of the fund. It's the fund's benchmark index and includes most of the universe of investment-grade municipal bonds. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and market sectors based on my view of the relative value of each maturity or sector.
Q. WHAT HELPED THE FUND'S PERFORMANCE?
A. The fund had a relatively large stake in bonds rated Baa by Moody's Investors Service, which performed extremely well throughout the period and helped the fund's performance. Faced with relatively low interest rates, yield-hungry investors increasingly sought out these bonds because they offered a yield advantage over higher-quality bonds. What's more, there was a very small supply of these bonds during the period. Strong demand pushed up against low supply and boosted the prices of most Baa-rated bonds.
Q. WHICH SECURITIES DETRACTED FROM THE FUND'S PERFORMANCE?
A. As for detractors, the fund's stake in zero coupon bonds was a drag on the fund's performance. Zeros pay no periodic interest but trade at a deep discount to their face value. The buyer of a zero receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. These securities tend to be very sensitive to interest-rate movements and when rates crept up a bit over the past couple of months, zeros lagged the overall market.
Q. THE ELECTRIC UTILITY INDUSTRY IS TRANSFORMING FROM A MONOPOLY TO A MORE COMPETITIVE ENVIRONMENT. GIVEN THAT THE INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. I have focused on two types of electric utilities. First, I emphasized those that are well-prepared to deal with increased competition. Second, I tended to focus on those that I believed could meet competitive challenges down the road, but have been severely and unduly penalized by the market today because of uncertainty surrounding future deregulation. Recently, I've added some electric utilities of both types, bringing the fund's stake in the sector up to 16.5% at the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. Municipals lagged taxable bonds throughout much of the past six months, and as a result, currently are priced inexpensively compared to U.S. Treasury securities. In my view, municipals may now be poised to play catch up with Treasuries and could be in for a period of relatively good performance. Municipals became cheap relative to their Treasury counterparts because of a supply and demand imbalance. In the first four months of 1998, the supply of municipals was actually quite large compared to previous years. Cities, states, counties and other issuers sought to take advantage of relatively low interest rates to refinance their older, more expensive debt. As more and more of these refinancings occurred, the supply of municipal bonds grew. On the other side of the equation, demand - while remaining firm - didn't keep pace with the additional supply. For the remainder of the year, I expect that municipal refinancing activity will taper off, which would likely be a positive for municipal bonds as long as demand remains firm or increases.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
JONATHAN SHORT ON THE
IMPROVED CREDITWORTHINESS OF
MUNICIPAL BONDS:
"THE STRENGTH OF THE U.S. ECONOMY
OVER THE PAST SEVERAL YEARS HAS LED TO
A GENERAL IMPROVEMENT IN THE OVERALL
CREDITWORTHINESS OF MUNICIPAL BOND
ISSUERS. BY THAT I MEAN THAT CITIES,
STATES AND OTHER MUNICIPAL ISSUERS
ACROSS THE NATION HAVE ENJOYED BETTER
FINANCIAL AND FISCAL HEALTH THANKS IN
LARGE PART TO RISING TAX COLLECTIONS
AND BUDGET CUTTING.
"ECONOMIC STRENGTH HELPS TO EXPLAIN
WHY GENERAL OBLIGATION BONDS (GOS)
WERE THE FUND'S LARGEST SECTOR
CONCENTRATION AT THE END OF THE
PERIOD. A GO IS BACKED BY THE FULL
FAITH AND CREDIT - WHICH INCLUDES
THE TAXING POWER - OF A CITY, COUNTY,
STATE OR OTHER ISSUER, AND IS REPAID
WITH GENERAL REVENUE, INCLUDING
TAXES. AS LONG AS I FEEL THAT THE
ECONOMY IS IN RELATIVELY GOOD SHAPE,
I'LL MOST LIKELY CONTINUE TO
EMPHASIZE GOS. HOWEVER, IF I FEEL
THAT THE ECONOMY IS WEAKENING TO THE
POINT OF COMPROMISING THE FISCAL AND
FINANCIAL HEALTH OF GO ISSUERS, I'D
MOST LIKELY SWITCH MY FOCUS TOWARD
REVENUE BONDS, WHICH ARE ISSUED BY
ENTITIES SUCH AS WATER AND ELECTRIC
UTILITIES. BECAUSE REVENUE BOND
ISSUERS PROVIDE ESSENTIAL SERVICES
THAT ARE SOMEWHAT IMMUNE TO THE
UPS AND DOWNS OF THE ECONOMIC
CYCLE, THEY TEND TO PERFORM BETTER
THAN GOS IN SLOWER ECONOMIES."
FUND FACTS
GOAL: SEEKS TO PROVIDE A HIGH
CURRENT YIELD BY INVESTING IN A
DIVERSIFIED PORTFOLIO OF
MUNICIPAL OBLIGATIONS WHOSE
INTEREST IS NOT INCLUDED IN GROSS
INCOME FOR PURPOSES OF
CALCULATING FEDERAL INCOME TAX
START DATE: SEPTEMBER 16, 1987
SIZE: AS OF APRIL 30, 1998,
MORE THAN $436 MILLION
MANAGER: JONATHAN SHORT,
SINCE JANUARY 31, 1998;
JOINED FIDELITY IN 1990
(CHECKMARK)
INVESTMENT CHANGES

TOP FIVE STATES AS OF APRIL 30, 1998
              % OF FUND'S   % OF FUND'S INVESTMENTS
              INVESTMENTS   IN THESE STATES
                            6 MONTHS AGO

NEW YORK      21.4          17.9

CALIFORNIA    7.6           9.5

COLORADO      6.1           5.7

PENNSYLVANIA  5.6           5.6

ILLINOIS      5.5           4.4

TOP FIVE SECTORS AS OF APRIL 30, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE SECTORS
                                     6 MONTHS AGO

GENERAL OBLIGATION     26.6          27.1

ELECTRIC REVENUE       16.5          15.9

HEALTH CARE            12.5          15.8

TRANSPORTATION         9.0           10.5

ESCROWED/PRE-REFUNDED  8.9           6.0

AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                               6 MONTHS AGO

YEARS  12.9                                    13.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                               6 MONTHS AGO

YEARS  6.8                                     6.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
AAA 34.2%
AA, A 30.2%
BAA 26.5%
BA, B 0%
CAA, C 0%
NON-RATED 6.9%
SHORT-TERM
INVESTMENTS 2.2%
AAA 34.6%
AA, A 25.2%
BAA 26.8%
BA, B 1.3%
CAA, C 0.3%
NON-RATED 10.2%
SHORT-TERM
INVESTMENTS 1.6%
ROW: 1, COL: 1, VALUE: 34.1
ROW: 1, COL: 2, VALUE: 30.2
ROW: 1, COL: 3, VALUE: 26.5
ROW: 1, COL: 4, VALUE: 0.0
ROW: 1, COL: 5, VALUE: 7.0
ROW: 1, COL: 6, VALUE: 2.2
ROW: 1, COL: 7, VALUE: 0.0
ROW: 1, COL: 1, VALUE: 33.6
ROW: 1, COL: 2, VALUE: 24.2
ROW: 1, COL: 3, VALUE: 25.8
ROW: 1, COL: 4, VALUE: 2.3
ROW: 1, COL: 5, VALUE: 1.3
ROW: 1, COL: 6, VALUE: 10.2
ROW: 1, COL: 7, VALUE: 2.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1998, AND OCTOBER 31, 1997 ACCOUNT FOR 0.4% AND 4.3% RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ALABAMA - 1.0%
Shelby County Gen. Oblig. Series A,
7.70% 8/1/17  - $ 4,000,000 $ 4,433,080
ARIZONA - 0.3%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area) Series A,
6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,394,536
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (d)  Aaa  1,315,000  1,402,658
CALIFORNIA - 7.6%
California Dept. Wtr. Resources Rev. (Central
Valley Proj.) Series J-2, 6.125% 12/1/13  Aa2  2,190,000  2,299,938
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Rfdg. Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  795,000  812,760
 Series B, 5.20% 8/1/26 (MBIA Insured) (d)  Aaa  1,020,000  1,038,748
 Series R, 6.15% 8/1/27 (MBIA Insured) (d)  Aaa  1,500,000  1,582,170
California Pub. Wks. Board Lease Rev. Rfdg.:
(California Univ. Proj.) Series A,
 5.50% 10/1/13  A  2,000,000  2,053,220
 (Dept. of Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)  Aaa  1,750,000  1,698,253
 (Various California Univ. Projs.)
 Series A, 5.50% 6/1/14  Aa3  1,500,000  1,563,330
California State Gen. Oblig. 6% 10/1/09  A1  2,500,000  2,783,500
Central Valley Fing. Auth. Cogeneration Proj.
Rev. (Carson Ice Gen. Proj.) 6% 7/1/09  BBB-  4,500,000  4,709,565
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) (Cap. Appreciation)
Series A, 0% 1/1/14  Baa  2,000,000  846,320
Los Angeles County Ctfs. of Prtn. (Cap.
Appreciation) (Disney Parking Proj.):
  0% 3/1/14  Baa1  1,000,000  422,550
  0% 9/1/14  Baa1  7,260,000  2,985,385
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3)
Series A, 5.85% 7/1/10 (AMBAC Insured)  Aaa  1,500,000  1,650,510
Sacramento Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  2,000,000  2,044,800
Sacramento Fing. Auth. Rev.
(Cap. Appreciation) (Combined Proj.)
Series B, 0% 11/1/11 (MBIA Insured)  Aaa  1,225,000  621,957
Sacramento Cogeneration Auth. Cogeneration Proj.
Rev. (Proctor & Gamble Proj.):
  5.40% 7/1/98  BBB-  1,100,000  1,102,178
  6.375% 7/1/10  BBB-  1,000,000  1,083,850
  6.50% 7/1/14  BBB-  3,800,000  4,125,280
  33,424,314
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
COLORADO - 6.1%
Arapahoe County Cap. Impt. Tr.ust Federal Hwy.
Rev. (Cap. Appreciation) Series E, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.8626) (e)  Aaa $ 7,800,000 $ 1,153,932
Colorado Health Facs. Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.)
 Series A, 6.50% 6/1/25  Baa1  1,360,000  1,473,070
 (Nat'l. Jewish Medical & Research Ctr.)
 5.375% 1/1/28  BBB  3,000,000  2,898,510
 Rfdg. (Rocky Mountain Adventist):
 6.625% 2/1/13  Baa2  6,900,000  7,443,927
  6.625% 2/1/22  Baa2  4,000,000  4,315,320
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/06 (MBIA Insured)  Aaa  1,405,000  984,961
  0% 1/1/08 (MBIA Insured)  Aaa  870,000  550,788
Denver City & County Arpt. Rev.:
(Cap. Appreciation):
 Series A, 0% 11/15/02
  (MBIA Insured) (d)  Aaa  2,115,000  1,717,211
  Series D, 0% 11/15/04 (MBIA Insured) (d)  Aaa  1,700,000  1,251,557
 Rfdg. Series D, 5% 11/15/98 (d)  Baa1  1,200,000  1,205,556
 Series A:
 6.90% 11/15/98 (d)  Baa1  1,000,000  1,014,190
  7.50% 11/15/23
  (Pre-Refunded to 11/15/04 @ 102) (e)  Aaa  430,000  506,011
  7.50% 11/15/23 (d)  Baa1  2,070,000  2,361,373
  26,876,406
CONNECTICUT - 3.3%
Connecticut Health & Edl. Facs. Auth. Rev.:
(New Britain Mem. Hosp.) Series A:
 7.50% 7/1/06
  (Pre-Refunded to 7/1/02 @ 102) (e)  -  2,615,000  2,868,995
  7.75% 7/1/22
  (Pre-Refunded to 7/1/02 @ 102) (e)  Aaa  1,500,000  1,716,930
 (The Griffin Hosp.) Series A:
 6% 7/1/13  Baa2  1,810,000  1,862,671
  5.75% 7/1/23  Baa2  3,280,000  3,284,297
Connecticut Spl. Tax Oblig. Rev. Trans. Infrastructure
Series A, 5.50% 11/1/06 (FSA Insured)  Aaa  1,500,000  1,599,705
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A, 5.50% 1/1/20 (d)  BBB  3,350,000  3,254,659
  14,587,257
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
DISTRICT OF COLUMBIA - 2.7%
District of Columbia Gen. Oblig. Rfdg.:
Series A, 6% 6/1/07 (MBIA Insured)  Aaa $ 2,000,000 $ 2,166,120
 Series B, 5% 6/1/05 (MBIA Insured)  Aaa  4,135,000  4,193,634
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  955,000  1,040,377
District of Columbia Redev. Land Agcy.
Sport Arena Spl. Tax Rev.:
 5.30% 11/1/99  Baa  1,700,000  1,722,525
  5.625% 11/1/10  Baa  705,000  715,180
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 5.95% 4/1/14 (MBIA Insured)  Aaa  2,000,000  2,140,300
  11,978,136
FLORIDA - 0.8%
Broward County Resource Recovery Rev. (SES
Broward Co. LP South Proj.) 7.95% 12/1/08  A3  575,000  620,379
Florida Mid-Bay Bridge Auth. Rev.
Series A, 7.50% 10/1/17  -  2,500,000  2,753,375
  3,373,754
GEORGIA - 0.9%
Georgia Gen. Oblig. Series C, 6.25% 8/1/09  Aaa  3,500,000  3,977,890
HAWAII - 1.1%
Hawaii Gen. Oblig. Series C, 6.25% 3/1/03
(FGIC Insured)  Aaa  4,515,000  4,858,230
IDAHO - 0.1%
Boise Urban Renewal Agcy. Parking Rev. (Tax
Increment) Series A, B, C, 8.125% 9/1/15  BBB+  375,000  382,564
ILLINOIS - 5.5%
Chicago Board of Ed. (Chicago School Reform):
6.25% 12/1/09 (MBIA Insured)  Aaa  3,000,000  3,404,640
 5.75% 12/1/27 (AMBAC Insured)  Aaa  5,000,000  5,173,150
Chicago O'Hare Int'l. Arpt. Rev.:
(Passenger Facs. Charge) Series A,
 5.60% 1/1/10 (AMBAC Insured)  Aaa  2,500,000  2,614,350
 Rfdg. (Gen. Arpt. Proj.) (2nd Lien) Series A:
 6.25% 1/1/09 (AMBAC Insured) (d)  Aaa  3,700,000  4,056,828
  6.375% 1/1/15 (MBIA Insured)  Aaa  1,400,000  1,526,966
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc. Proj.) 8.20% 12/1/24  Baa2  1,000,000
1,196,760
Du Page County Commty. High School Dist. #99
(Downers Grove) Series A, 6% 2/1/06
(AMBAC Insured)  Aaa  1,640,000  1,779,220
Illinois Ed. Facs. Auth. Rev. Rfdg. (DePaul Univ.)
6% 10/1/05 (AMBAC Insured)  Aaa  1,200,000  1,300,512
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Health Facs. Auth. Rev.:
(Covenant Retirement Commty.)
 Series A, 7.60% 12/1/12  A- $ 750,000 $ 840,795
 (Mem. Hosp.):
 7.125% 5/1/10
  (Pre-Refunded to 5/1/02 @ 102) (e)  BBB  1,000,000  1,113,550
  7.25% 5/1/22
  (Pre-Refunded to 5/1/02 @ 102) (e)  BBB  1,000,000  1,118,080
  24,124,851
INDIANA - 0.3%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  1,000,000  1,113,630
KANSAS - 0.7%
Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity Leavenworth):
 5% 12/1/13 (MBIA Insured)  Aaa  2,390,000  2,361,440
  5% 12/1/14 (MBIA Insured)  Aaa  500,000  490,515
  2,851,955
KENTUCKY - 1.9%
Kenton County Arpt. Board Arpt. Rev.:
(Cincinnati/Northern Kentucky Int'l.)
 Series A, 6% 3/1/05 (MBIA Insured) (d)  Aaa  5,570,000  5,970,984
 (Spl. Facs. Delta Airlines, Inc. Proj.)
 Series A, 7.50% 2/1/20 (d)  Baa3  2,000,000  2,203,060
  8,174,044
MARYLAND - 1.2%
Maryland Health & Higher Edl. Facs. Auth. Rev.:
(Good Samaritan Hosp.):
 5.75% 7/1/13 (AMBAC Insured)
  (Escrowed to Maturity) (e)  A1  1,665,000  1,786,295
  5.75% 7/1/13 (AMBAC Insured)  Aaa  1,015,000  1,104,046
 Rfdg. (Johns Hopkins Univ.) 6% 7/1/10  Aa2  2,000,000  2,214,480
  5,104,821
MASSACHUSETTS - 4.4%
Massachusetts Bay Trans. Auth.
(Mass. General Trans. Sys.)
 Series A, 5.625% 3/1/26
(Pre-Refunded to 3/1/06 @ 102) (e)  A1  5,875,000  6,307,576
Massachusetts Health & Edl. Facs. Auth. Rev.:
(1st. Mtg.) (Fairview Extended Care)
 Series A, 10.25% 1/1/21
  (Pre-Refunded to 1/1/01 @ 103) (e)  -  5,000,000  5,865,550
 (Hebrew Rehabilitation Ctr. for Aged)
 Series C, 5.25% 7/1/17  A  2,000,000  1,961,800
 (New England Med. Ctr. Hosp.)
 Series G, 5.375% 7/1/24 (MBIA Insured)  Aaa  500,000  497,595
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
(Atlanticare Med. Ctr.)
 Series B, 10.125% 11/1/14  - $ 700,000 $ 766,514
 (Cap. Appreciation) (Massachusetts Biomedical
 Research) Series A-2:
  0% 8/1/08  -  800,000  481,968
   0% 8/1/10  -  4,500,000  2,389,410
 Rfdg. (Emerson College)
 Series A, 8.90% 1/1/18  -  1,000,000  1,099,090
  19,369,503
MICHIGAN - 0.6%
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa3  2,310,000  2,555,299
MINNESOTA - 1.7%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Health Care Sys. Rev. Rfdg.
(Healthspan Health Sys. Corp.)
Series A, 4.75% 11/15/18 (AMBAC Insured)  Aaa  2,300,000  2,123,705
Minnesota Hsg. Fin. Agcy. Rev. (Single
Family Mtg.) Series D, 6.40% 7/1/15 (d)  Aa2  2,000,000  2,121,700
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply
Rev. Rfdg. Series A, 6.25% 1/1/06
(AMBAC Insured)  Aaa  3,000,000  3,326,700
  7,572,105
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Rev. Rfdg.
Series 1990-A, 9.25% 3/1/12 (FGIC Insured)  Aaa  220,000  235,290
NEBRASKA - 1.4%
Nebraska Pub. Pwr. Dist. Rev. Rfdg.:
(Elec. Sys.) Series A, 6% 1/1/06  A1  1,500,000  1,602,030
 (Pwr. Supply Sys.) Series C, 5% 1/1/17  A1  4,590,000  4,401,030
  6,003,060
NEVADA - 0.6%
Las Vegas Downtown Redev. Agcy. Tax Increment
Rev. (Fremont Str. Proj.) Series A:
 6% 6/15/10  BBB+  1,500,000   1,530,810
  6.10% 6/15/14  BBB+  1,000,000  1,039,280
  2,570,090
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Edl. & Health Facs.
Auth. Rev.:
 (1st. Mtg.) (Riverwoods at Exeter) 9% 3/1/23
  (Pre-Refunded to 3/1/03 @ 103) (e)  Aaa $ 1,830,000 $ 2,227,513
  (Littleton Hosp. Assoc., Inc.)
  Series A, 9.50% 5/1/20  -  490,000  522,046
  2,749,559
NEW JERSEY - 1.4%
New Jersey Trans. Trust Fund Auth. Rfdg.
(Trans. Sys.) Series A, 5.50% 6/15/11
(MBIA Insured)  Aaa  4,000,000  4,175,400
Passaic County Util. Auth. Solid Waste Disp.
Rev. Rfdg. (Cap. Appreciation)
0% 3/1/02 (MBIA Insured)  Aaa  2,500,000  2,116,850
  6,292,250
NEW MEXICO - 1.9%
Albuquerque Arpt. Rev. Rfdg.:
6.75% 7/1/11 (AMBAC Insured) (d)  Aaa  1,805,000  2,094,919
  6.70% 7/1/18 (AMBAC Insured) (d)  Aaa  3,970,000  4,437,547
New Mexico Edl. Assistance Foundation
Student Loan Rev. Series B,
5.25% 4/1/05 (AMBAC Insured) (d)  Aaa  1,585,000  1,615,178
  8,147,644
NEW YORK - 21.4%
New York City Gen. Oblig.:
Rfdg.:
 Series A, 7% 8/1/03  A3  2,000,000  2,212,620
  Series B:
  5.70% 8/15/02  A3  1,165,000  1,214,536
   6.75% 8/15/03  A3  2,000,000  2,190,900
  Series E, 6.50% 2/15/04 (FGIC Insured)  Aaa  1,500,000  1,639,560
 Series B, 7.50% 2/1/02  A3  3,525,000  3,870,838
 Series D, 5.50% 2/15/04  A3  5,000,000  5,183,450
 Series H, 6.875% 2/1/02  A3  240,000  258,451
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Terminal One Group Assoc. Proj.)
5.90% 1/1/06 (d)  A  8,680,000  9,194,290
New York City Ind. Dev. Agcy. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.)
Series 91, 6% 11/1/15 (FSA Insured)
LOC Morgan Guaranty Trust Co. (d)  Aaa  1,000,000  1,068,090
New York City Muni. Assistance Corp. Rfdg.
Series H, 6% 7/1/05  Aa2  5,000,000  5,409,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Muni. Wtr. Fin. Auth. Rev.
(Wtr. & Swr. Sys.) Series B:
 5.75% 6/15/26  A2 $ 5,000,000 $ 5,207,550
  5.50% 6/15/27 (MBIA Insured)  Aaa  3,000,000  3,054,300
  5.75% 6/15/29  A2  4,000,000  4,159,640
New York Metropolitan Trans. Auth. Svc. Contract
Rfdg. Series 7, 5.625% 7/1/16  Baa1  6,445,000  6,548,313
New York Metropolitan Trans. Commuter Facs.
Rev. Rfdg. Series R:
 5% 7/1/02  Baa1  2,370,000  2,408,655
  5% 7/1/03  Baa1  2,490,000  2,528,545
  5.50% 7/1/07  Baa1  2,645,000  2,751,514
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Consolidated)
 Series A, 5.70% 7/1/05  Baa1  3,000,000  3,152,340
 (New York Univ.)
 Series A, 5.75% 7/1/14 (MBIA Insured)  Aaa  1,000,000  1,073,060
 Rfdg. (Jamaica Hosp. Med. Ctr.)
 Series F, 5.20% 2/15/14  Baa1  6,150,000  6,037,886
 Rfdg. (State Univ. Edl. Facs.)
  Series B, 5.50% 5/15/08  A3  10,000,000  10,490,500
New York State Local Gov't. Assistance Corp.
Rfdg. Series C, 5.50% 4/1/17  A3  7,500,000  7,689,600
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) (Cap. Appreciation) Series A,
0% 1/1/04  BBB  4,000,000  2,980,440
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges) 5.90% 4/1/07  Baa1  2,000,000  2,113,700
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sub-Lien) 6% 6/1/17 (MBIA Insured)  Aaa  1,000,000  1,105,040
  93,543,568
NORTH CAROLINA - 4.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:
 Series A, 5.50% 1/1/05 (MBIA Insured)  Aaa  4,000,000  4,180,440
  Series B:
  6% 1/1/06  Baa1  3,955,000  4,214,290
    7.25% 1/1/07  Baa1  1,000,000  1,155,940
  Series C:
  5.125% 1/1/03  Baa1  2,000,000  2,029,200
   5.25% 1/1/04  Baa1  1,365,000  1,393,979
   5.50% 1/1/07 (MBIA Insured)  Aaa  2,000,000  2,098,460
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NORTH CAROLINA - CONTINUED
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg.:
 5.75% 1/1/02  A3 $ 1,750,000 $ 1,820,455
  6.25% 1/1/17 (AMBAC Insured)  Aaa  1,800,000  1,939,698
  18,832,462
OHIO - 2.6%
Gateway Econ. Dev. Corp. Greater Cleveland
Stadium Rev. (Cuyahoga County Annual
Guaranty) 6.50% 9/15/14 (d)  -  3,000,000  3,149,580
Marion County Hosp. Impt. Rev. Rfdg.
(Commty. Hosp. Proj.) 5.60% 5/15/01  BBB+  1,000,000  1,025,670
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Control Loan Fund) State Matching Series:
 6.50% 12/1/04 (MBIA Insured)  Aaa  1,835,000  2,041,639
  5.625% 6/1/06 (MBIA Insured)  Aaa  2,000,000  2,130,180
Student Loan Funding Corp.
Cincinnati Student Loan Rev.
Series B, 8.875% 8/1/08 (d)  -  2,910,000  3,074,590
  11,421,659
OKLAHOMA - 1.0%
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  4,000,000  4,449,000
PENNSYLVANIA - 5.6%
Allegheny County Ind. Dev. Auth. Rev.
(1st Mtg.) (YMCA Proj.) Series 1990,
8.75% 3/1/10  -  340,000  372,157
Butler County Ind. Dev. Auth. Health
Ctr. Rev. (Sherwood Oaks Proj.)
5.75% 6/1/11  A  3,000,000  3,067,770
Cumberland County Muni. Auth. Rev. Rfdg.
(1st Mtg.) (Carlisle Hosp. & Health):
 6.80% 11/15/14  Baa2  3,250,000  3,573,018
  6.80% 11/15/23  Baa2  1,000,000  1,099,390
Delaware County Auth. Rev.
(1st. Mtg.) (Riddle Village Proj.):
 8.25% 6/1/22 (Escrowed to Maturity) (e)  Aaa  2,250,000  2,743,898
  9.25% 6/1/22
  (Pre-Refunded to 6/1/02 @ 102) (e)  Aaa  2,905,000  3,467,524
  Series 1992, 8.75% 6/1/10
  (Pre-Refunded to 6/1/02 @ 102) (e)  Aaa  2,870,000  3,378,736
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Fac.) Series A,
6.10% 7/1/13  Baa1  1,900,000  2,033,494
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Gen. Oblig. Second Series,
5.80% 7/1/04  Aa3 $ 3,000,000 $ 3,212,010
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev.
5.80% 7/1/09 (AMBAC Insured)  Aaa  1,345,000  1,465,633
  24,413,630
RHODE ISLAND - 1.1%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14 (FSA Insured) (d)  Aaa  4,000,000  4,829,200
SOUTH CAROLINA - 0.4%
Piedmont Muni. Pwr. Elec. Agcy. Rev. Rfdg.
Series A, 6.25% 1/1/05 (FGIC Insured)  Aaa  1,715,000  1,875,438
TENNESSEE - 0.5%
Chattanooga Gen. Oblig. Rfdg. & Impt.
5.25% 9/1/14  Aa3  1,580,000  1,609,214
Metropolitan Gov't. Nashville & Davidson
County Elec. Rev. (Cap. Appreciation)
Series A, 0% 5/15/06 (MBIA Insured)  Aaa  1,000,000  689,070
  2,298,284
TEXAS - 4.4%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils.
Elec. Co.) Series A, 9.25% 3/1/18
(Pre-Refunded to 5/1/98 @ 102) (d)(e)  Baa1  1,300,000  1,326,000
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/09
(PSF Guaranteed)  Aaa  750,000  445,110
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (American Airlines, Inc.)
7.50% 11/1/25 (d)  Baa2  6,000,000  6,467,640
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/04
(PSF Guaranteed)  Aaa  1,845,000  1,417,145
Plano Independent School Dist. 6% 2/15/03
(PSF Guaranteed)  Aaa  4,510,000  4,817,898
Texas Pub. Fin. Auth. Series A, 5% 10/1/14  Aa2  5,000,000  4,943,850
  19,417,643
U.S. VIRGIN ISLANDS - 0.5%
Virgin Islands Pub. Fin. Auth. 5.50% 10/1/05  BBB-  2,000,000
2,048,560
UTAH - 2.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.:
Series A, 6.50% 7/1/09 (AMBAC Insured)  Aaa  1,000,000  1,149,800
 Series B, 5.75% 7/1/16 (MBIA Insured)  Aaa  2,500,000  2,631,450
 Series D, 5% 7/1/21 (MBIA Insured)  Aaa  1,200,000  1,152,264
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
UTAH - CONTINUED
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.
Spl. Oblig. Sixth
Series B, 6% 7/1/16 (MBIA Insured)  Aaa $ 7,000,000 $ 7,508,200
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  278,938
  12,720,652
VIRGINIA - 2.1%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to Maturity) (e)  -  1,000,000  1,185,480
Virginia Pub. Bldg. Auth. Pub. Facs. Rev. Rfdg.
Series A, 5% 8/1/12  Aa2  4,860,000  4,862,331
Virginia Pub. School Auth. Series B, 6.50%
8/1/15 (Pre-Refunded to 8/1/04 @ 102) (e)  Aa2  3,000,000  3,368,400
  9,416,211
WASHINGTON - 4.5%
King County Gen. Oblig. Series D,
5.75% 12/1/11  Aa1  3,990,000  4,263,475
Washington Pub. Pwr. Supply Sys. Rev.
(Nuclear Proj. #2):
 Rfdg. Series A, 5.90% 7/1/04  Aa1  1,000,000  1,065,470
  5.40% 7/1/12  Aa1  14,000,000  14,227,920
  19,556,865
TOTAL MUNICIPAL BONDS
(Cost $407,097,276 )    428,376,098
CASH EQUIVALENTS - 2.2%
 SHARES
Municipal Central Cash Fund (b)(c)
(Cost $9,603,798)    9,603,798  9,603,798
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $416,701,074) $  437,979,896
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 5.51%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 62.3% AAA, AA, A 58.1%
Baa 20.6% BBB  27.2%
Ba 0.0% BB  0.6%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 6.9%. FMR has determined that unrated debt securities that are lower quality account for 0.4% of the total value of investment.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   26.6%
Electric Revenue   16.5
Health Care   12.5
Transportation   9.0
Escrowed/Pre-Refunded   8.9
Industrial Development   6.9
Special Tax   5.0
Others (individually less than 5%)    14.6
TOTAL   100.0%
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $416,701,074. Net unrealized appreciation aggregated $21,278,822, of which $21,734,055 related to appreciated investment securities and $455,233 related to depreciated investment securities.
At October 31, 1997, the fund had a capital loss carryforward of approximately $16,425,000 of which $2,646,000, $7,511,000 and
$6,268,000 will expire on October 31, 2002, 2003 and 2004,
respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $416,701,074) -                 $ 437,979,896
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                           506,029

INTEREST RECEIVABLE                                                       7,109,834

OTHER RECEIVABLES                                                         22,338

PREPAID EXPENSES                                                          7,018

 TOTAL ASSETS                                                             445,625,115

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 6,939,670

PAYABLE FOR FUND SHARES REDEEMED                             1,203,086

DISTRIBUTIONS PAYABLE                                        608,348

ACCRUED MANAGEMENT FEE                                       135,460

DISTRIBUTION FEES PAYABLE                                    117,823

OTHER PAYABLES AND ACCRUED EXPENSES                          101,159

 TOTAL LIABILITIES                                                        9,105,546

NET ASSETS                                                               $ 436,519,569

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 435,774,884

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (20,534,137)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 21,278,822

NET ASSETS                                                               $ 436,519,569


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $12.23
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,791,044 (DIVIDED BY) 391,720 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $12.23)         $12.84

CLASS T:                                                       $12.24
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($378,512,125 (DIVIDED BY) 30,927,954 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.24)         $12.68

CLASS B:                                                       $12.21
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($47,301,034 (DIVIDED BY) 3,873,953 SHARES) A

CLASS C:                                                       $12.24
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($2,516,910 (DIVIDED BY) 205,630 SHARES) A

INSTITUTIONAL CLASS:                                           $12.19
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($3,398,456 (DIVIDED BY) 278,768 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 12,264,715

EXPENSES

MANAGEMENT FEE                                            $ 847,369

TRANSFER AGENT FEES                                        366,615

DISTRIBUTION FEES                                          691,300

ACCOUNTING FEES AND EXPENSES                               93,549

NON-INTERESTED TRUSTEES' COMPENSATION                      812

CUSTODIAN FEES AND EXPENSES                                11,711

REGISTRATION FEES                                          48,204

AUDIT                                                      21,263

LEGAL                                                      3,219

REPORTS TO SHAREHOLDERS                                    21,696

MISCELLANEOUS                                              473

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,106,211

 EXPENSE REDUCTIONS                                        (28,002)      2,078,209

NET INTEREST INCOME                                                      10,186,506

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (3,252,074)

 FUTURES CONTRACTS                                         219,805       (3,032,269)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     5,990,975

 FUTURES CONTRACTS                                         (32,838)      5,958,137

NET GAIN (LOSS)                                                          2,925,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 13,112,374
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        APRIL 30, 1998     OCTOBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 10,186,506       $ 23,276,174
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                (3,032,269)        982,319

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    5,958,137          14,869,381

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         13,112,374         39,127,874
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (10,186,506)       (24,140,139)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                        -                  (86,644)

 TOTAL DISTRIBUTIONS                                     (10,186,506)       (24,226,783)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             (4,771,516)        (97,485,396)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,845,648)        (82,584,305)

NET ASSETS

 BEGINNING OF PERIOD                                     438,365,217        520,949,522

 END OF PERIOD                                          $ 436,519,569      $ 438,365,217




FINANCIAL HIGHLIGHTS - CLASS A
                                                     SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
                                                     APRIL 30, 1998

                                                    (UNAUDITED)           1997        1996  G
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.150             $ 11.740   $ 11.630

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .293               .583  E    .105 E, F

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .080               .445       .109

 TOTAL FROM INVESTMENT OPERATIONS                     .373               1.028      .214

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.293)            (.616) F   (.104)

 IN EXCESS OF NET INTEREST INCOME                     -                 (.002) H   -

 TOTAL DISTRIBUTIONS                                  (.293)            (.618)     (.104)

NET ASSET VALUE, END OF PERIOD                       $ 12.230           $ 12.150   $ 11.740

TOTAL RETURN B, C                                     3.08%             9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 4,791           $ 3,755    $ 202

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, D        .90% D     .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.73% A          4.87%      5.73% A

PORTFOLIO TURNOVER RATE                               34% A            36%        49%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS T
                              SIX MONTHS ENDED                YEARS ENDED OCTOBER 31,
                              APRIL 30, 1998

                             (UNAUDITED)            1997       1996       1995       1994 F     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD           $ 12.150              $ 11.760   $ 11.880    $ 11.220   $ 12.720   $ 11.650

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .291                 .597 C     .677 C, E   .700       .689       .710

 NET REALIZED AND              .090                 .407       (.136)      .660       (1.430)    1.100
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         .381                 1.004      .541        1.360      (.741)     1.810
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.291)               (.612) E   (.661)      (.700)     (.689)     (.710)
 INCOME

 IN EXCESS OF NET              -                    (.002) D   -           -          -          -
 INTEREST INCOME

 FROM NET REALIZED             -                    -          -           -          (.060)     (.030)
 GAIN

 IN EXCESS OF NET              -                    -          -           -          (.010)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.291)              (.614)     (.661)      (.700)      (.759)     (.740)

NET ASSET VALUE,              $ 12.240             $ 12.150   $ 11.760    $ 11.880    $ 11.220   $ 12.720
END OF PERIOD

TOTAL RETURN B                 3.06%               8.89%      4.68%       12.50%     (6.03)%    15.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 378,512            $ 392,075  $ 480,432   $ 565,131  $ 544,422  $ 497,575
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .88% A              .89%       .89%        .91%       .89%       .92%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.75% A             5.04%      5.74%       6.06%      5.78%      5.59%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        34% A               36%        49%         37%        38%        27%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B
                                  SIX MONTHS ENDED               YEARS ENDED OCTOBER 31,
                                  APRIL 30, 1998

                                  (UNAUDITED)          1997        1996        1995       1994 G
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 12.130             $ 11.740    $ 11.860    $ 11.210   $ 11.610
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME               .251                .515 E      .596 E, F   .612      .188

 NET REALIZED AND UNREALIZED       .080                .416        (.136)      .650      (.400)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .331                .931        .460        1.262     (.212)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.251)              (.539) F   (.580)      (.612)    (.188)

 IN EXCESS OF NET INTEREST         -                   (.002) H   -           -         -
 INCOME

 TOTAL DISTRIBUTIONS               (.251)              (.541)     (.580)      (.612)    (.188)

NET ASSET VALUE, END OF PERIOD    $ 12.210             $ 12.130   $ 11.740    $ 11.860  $ 11.210

TOTAL RETURN B, C                  2.73%               8.15%      3.98%       11.57%    (1.86)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 47,301             $ 41,024   $ 39,389    $ 32,395  $ 9,968
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.57% A             1.56%      1.57%       1.86% D   2.09% A
NET ASSETS

RATIO OF NET INTEREST INCOME TO    4.08% A             4.35%      5.06%       5.18%     4.58% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            34% A               36%        49%         37%       38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS C
                                                    SIX MONTHS ENDED
                                                    APRIL 30, 1998 E

                                                    (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.130

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .231

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .110

 TOTAL FROM INVESTMENT OPERATIONS                     .341

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.231)

NET ASSET VALUE, END OF PERIOD                       $ 12.240

TOTAL RETURN B, C                                     2.82%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 2,517

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.75% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.67% A

PORTFOLIO TURNOVER RATE                               34% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO APRIL 30, 1998.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                           SIX MONTHS ENDED           YEARS ENDED OCTOBER 31,
                                           APRIL 30, 1998

                                           (UNAUDITED)            1997        1996        1995 G
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $ 12.120               $ 11.720    $ 11.880    $ 11.700

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                        .306                  .609 E      .707 E, F   .232

 NET REALIZED AND UNREALIZED GAIN (LOSS)    .070                  .464        (.197)      .180

 TOTAL FROM INVESTMENT OPERATIONS           .376                  1.073       .510        .412

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                   (.306)                (.671) F    (.670)      (.232)

 IN EXCESS OF NET INTEREST INCOME           -                     (.002) H    -           -

 TOTAL DISTRIBUTIONS                        (.306)                (.673)      (.670)      (.232)

NET ASSET VALUE, END OF PERIOD             $ 12.190               $ 12.120    $ 11.720    $ 11.880

TOTAL RETURN B, C                           3.11%                 9.44%       4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)    $ 3,398                $ 1,511     $ 927       $ 154

RATIO OF EXPENSES TO AVERAGE NET ASSETS     .75% A, D             .75% D      .75% D      .75% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE     4.99% A               5.11%       5.88%       5.89% A
NET ASSETS

PORTFOLIO TURNOVER RATE                     34% A                 36%         49%         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. At a special meeting of the shareholders of the fund on April 15, 1998, shareholders approved an Agreement and Plan Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series II, on or about February 26, 1999.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements. DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $74,370,018 and $72,273,292, respectively.
The market value of futures contracts opened and closed during the period amounted to $26,267,621 and $37,554,990, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO    PAID TO        RETAINED BY
          FDC        INVESTMENT     FDC
                     PROFESSIONALS

CLASS A   $ 3,021    $ 3,021        $ -

CLASS T    485,085    476,168        8,917

CLASS B    197,946    54,985         142,961

CLASS C    5,248      -              5,248

          $ 691,300  $ 534,174      $ 157,126

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 537

CLASS T    34,626

CLASS B    7,743

CLASS C    1,935

          $ 44,841

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO    PAID TO
          FDC        INVESTMENT
                     PROFESSIONALS

CLASS A   $ 20,995   $ 12,146

CLASS T    88,690     54,855

CLASS B    53,624     -*

CLASS C    2,888      -*

          $ 166,197  $ 67,001

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
  THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS*

CLASS A                $ 3,475    .17

CLASS T                 324,954   .17

CLASS B                 35,076    .16

CLASS C                 1,058     .20

INSTITUTIONAL CLASS     2,052     .22

                       $ 366,615

* ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 4,644

CLASS C               1.75%         13,659

INSTITUTIONAL CLASS   .75%          9,128

                                   $ 27,431

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $571 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                  SIX MONTHS ENDED   YEAR ENDED
                                  APRIL 30,          OCTOBER 31,

                                  1998 A             1997

FROM NET INTEREST INCOME

CLASS A                           $ 94,406           $ 94,032

CLASS T                            9,135,232          22,160,320

CLASS B                            890,310            1,825,294

CLASS C                            19,098             -

INSTITUTIONAL CLASS                47,460             60,493

TOTAL                             $ 10,186,506       $ 24,140,139

IN EXCESS OF NET INTEREST INCOME

CLASS A                           $ -                $ 40

CLASS T                            -                  79,597

CLASS B                            -                  6,838

CLASS C                            -                  -

INSTITUTIONAL CLASS                -                  169

TOTAL                             $ -                $ 86,644

TOTAL                             $ 10,186,506       $ 24,226,783

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                APRIL 30,          OCTOBER 31,    APRIL 30,          OCTOBER 31,

                                1998 A             1997           1998 A             1997



CLASS A                          181,306            307,664       $ 2,231,475        $ 3,663,457
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,748              3,770          58,432             45,120

SHARES REDEEMED                  (103,362)          (19,585)       (1,262,429)        (234,062)

NET INCREASE (DECREASE)          82,692             291,849       $ 1,027,478        $ 3,474,515

CLASS T                          2,122,390          2,221,421     $ 26,183,166       $ 26,303,589
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    451,827            1,143,394      5,562,644          13,582,690

SHARES REDEEMED                  (3,903,964)        (11,972,642)   (48,013,706)       (141,705,601)

NET INCREASE (DECREASE)          (1,329,747)        (8,607,827)   $ (16,267,896)     $ (101,819,322)

CLASS B                          725,700            713,815       $ 8,926,602        $ 8,459,000
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    41,612             90,487         511,215            1,073,258

SHARES REDEEMED                  (276,174)          (777,996)      (3,398,037)        (9,216,485)

NET INCREASE (DECREASE)          491,138            26,306        $ 6,039,780        $ 315,773

CLASS C                          234,829            -             $ 2,893,894        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    609                -              7,497              -

SHARES REDEEMED                  (29,808)           -              (368,757)          -

NET INCREASE (DECREASE)          205,630            -             $ 2,532,634        $ -

INSTITUTIONAL CLASS              178,100            107,503       $ 2,191,539        $ 1,278,313
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2,612              3,746          32,027             44,614

SHARES REDEEMED                  (26,613)           (65,730)       (327,078)          (779,289)

NET INCREASE (DECREASE)          154,099            45,519        $ 1,896,488        $ 543,638


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 6,755

CLASS T                9,410

CLASS B                8,619

CLASS C                13,810

INSTITUTIONAL CLASS    9,610

                      $ 48,204

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on April 15, 1998. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    25,817,524.338   92.116

AGAINST        469,603.522      1.675

ABSTAIN        1,740,144.132    6.209

TOTAL          28,027,271.992   100.000

PROPOSAL 2
To amend the fundamental investment policy on diversification for the fund to exclude investments in other investment companies from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    18,288,422.825   87.741

AGAINST        662,051.546      3.176

ABSTAIN        1,893,272.621    9.083

TOTAL          20,843,746.992   100.000

BROKER         7,183,525.000
 NON-VOTES

PROPOSAL 3
To approve an agreement and plan providing for the reorganization of the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    18,490,167.503   88.708

AGAINST        436,395.990      2.094

ABSTAIN        1,917,183.499    9.198

TOTAL          20,843,746.992   100.000

BROKER         7,183,525.000
 NON-VOTES





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Jonathan D. Short, Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Erid D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MUNICIPAL INCOME FUND -
INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  22  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 31  NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS  39


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998             PAST 6  PAST 1  PAST 5  PAST 10
                                         MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - INST CL  3.11%   9.88%   32.98%  133.73%

LB MUNICIPAL BOND                        2.76%   9.30%   37.09%  120.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE     2.45%   9.02%   32.67%  114.79%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998             PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - INST CL  9.88%   5.87%   8.86%

LB MUNICIPAL BOND                        9.30%   6.51%   8.21%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE     9.02%   5.81%   7.93%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. $10,000 OVER 10 YEARS
             FA Municipal Income -CL I   LB Municipal Bond
             00679                       LB015
  1988/04/30      10000.00                    10000.00
  1988/05/31      10050.04                     9971.10
  1988/06/30      10237.31                    10116.98
  1988/07/31      10269.92                    10182.94
  1988/08/31      10304.95                    10191.90
  1988/09/30      10462.00                    10376.37
  1988/10/31      10604.94                    10559.00
  1988/11/30      10616.40                    10462.28
  1988/12/31      10737.82                    10569.31
  1989/01/31      10873.04                    10787.88
  1989/02/28      10883.94                    10664.79
  1989/03/31      10967.69                    10639.30
  1989/04/30      11218.33                    10891.88
  1989/05/31      11401.61                    11118.10
  1989/06/30      11532.20                    11269.09
  1989/07/31      11633.37                    11422.46
  1989/08/31      11723.36                    11310.63
  1989/09/30      11758.71                    11276.93
  1989/10/31      11882.86                    11414.84
  1989/11/30      12029.14                    11614.60
  1989/12/31      12143.51                    11709.61
  1990/01/31      12162.67                    11654.23
  1990/02/28      12249.83                    11757.95
  1990/03/31      12326.68                    11761.48
  1990/04/30      12213.94                    11676.32
  1990/05/31      12464.24                    11931.22
  1990/06/30      12611.10                    12036.09
  1990/07/31      12805.60                    12213.02
  1990/08/31      12719.20                    12035.69
  1990/09/30      12809.64                    12042.55
  1990/10/31      12985.51                    12261.00
  1990/11/30      13307.71                    12507.57
  1990/12/31      13392.61                    12561.98
  1991/01/31      13548.47                    12730.56
  1991/02/28      13652.65                    12841.32
  1991/03/31      13732.91                    12845.94
  1991/04/30      13956.52                    13016.79
  1991/05/31      14129.04                    13132.51
  1991/06/30      14161.92                    13119.51
  1991/07/31      14345.04                    13279.30
  1991/08/31      14474.59                    13454.19
  1991/09/30      14644.37                    13629.37
  1991/10/31      14806.64                    13752.03
  1991/11/30      14862.34                    13790.40
  1991/12/31      15023.98                    14086.34
  1992/01/31      15190.52                    14118.46
  1992/02/29      15273.05                    14122.97
  1992/03/31      15349.68                    14128.20
  1992/04/30      15488.21                    14253.94
  1992/05/31      15627.15                    14421.71
  1992/06/30      15841.43                    14663.71
  1992/07/31      16393.04                    15103.32
  1992/08/31      16266.09                    14956.07
  1992/09/30      16367.61                    15053.88
  1992/10/31      16170.08                    14905.90
  1992/11/30      16494.16                    15172.86
  1992/12/31      16693.03                    15327.78
  1993/01/31      16975.38                    15506.04
  1993/02/28      17574.80                    16066.89
  1993/03/31      17391.49                    15897.07
  1993/04/30      17575.92                    16057.47
  1993/05/31      17721.47                    16147.71
  1993/06/30      18005.59                    16417.22
  1993/07/31      18018.96                    16438.72
  1993/08/31      18483.05                    16780.98
  1993/09/30      18739.00                    16972.11
  1993/10/31      18749.05                    17004.87
  1993/11/30      18565.82                    16855.06
  1993/12/31      18994.53                    17210.87
  1994/01/31      19215.71                    17407.42
  1994/02/28      18707.84                    16956.56
  1994/03/31      17710.65                    16266.09
  1994/04/30      17828.17                    16404.03
  1994/05/31      17933.60                    16546.25
  1994/06/30      17867.57                    16445.15
  1994/07/31      18189.88                    16746.59
  1994/08/31      18218.45                    16804.54
  1994/09/30      17933.05                    16557.85
  1994/10/31      17618.69                    16263.78
  1994/11/30      17052.25                    15969.73
  1994/12/31      17465.54                    16321.22
  1995/01/31      18055.57                    16787.68
  1995/02/28      18542.05                    17275.87
  1995/03/31      18639.55                    17474.37
  1995/04/30      18700.81                    17494.99
  1995/05/31      19299.26                    18053.25
  1995/06/30      19147.87                    17896.19
  1995/07/31      19213.73                    18065.85
  1995/08/31      19412.16                    18294.92
  1995/09/30      19605.76                    18410.73
  1995/10/31      19837.06                    18678.42
  1995/11/30      20230.42                    18988.30
  1995/12/31      20409.95                    19170.77
  1996/01/31      20522.68                    19315.51
  1996/02/29      20476.47                    19185.13
  1996/03/31      20061.24                    18939.95
  1996/04/30      19980.09                    18886.35
  1996/05/31      19907.36                    18878.79
  1996/06/30      20141.58                    19084.38
  1996/07/31      20275.27                    19258.05
  1996/08/31      20321.48                    19253.43
  1996/09/30      20505.39                    19522.98
  1996/10/31      20711.59                    19743.78
  1996/11/30      21113.74                    20105.09
  1996/12/31      21041.32                    20020.65
  1997/01/31      21109.17                    20058.49
  1997/02/28      21326.06                    20242.63
  1997/03/31      21101.65                    19972.79
  1997/04/30      21271.52                    20139.96
  1997/05/31      21536.09                    20442.87
  1997/06/30      21816.09                    20660.59
  1997/07/31      22447.46                    21232.88
  1997/08/31      22249.56                    21033.93
  1997/09/30      22531.20                    21283.61
  1997/10/31      22667.68                    21420.46
  1997/11/30      22818.57                    21546.41
  1997/12/31      23192.71                    21860.77
  1998/01/31      23422.00                    22086.38
  1998/02/28      23451.38                    22093.00
  1998/03/31      23491.24                    22112.44
  1998/04/30      23373.08                    22012.72
IMATRL PRASUN   SHR__CHT 19980430 19980507 150102 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Institutional Class on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $23,373 - a 133.73% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,013 - a 120.13% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  SIX MONTHS  YEARS ENDED OCTOBER 31,        JULY 3, 1995
                  ENDED                                      (COMMENCEMENT OF
                  APRIL 30,                                  SALE OF INSTITUTIONAL
                                                             CLASS SHARES) TO
                                                             OCTOBER 31,

                 1998        1997            1996            1995


DIVIDEND RETURN  2.53%       6.01%           5.76%           2.01%

CAPITAL RETURN   0.58%       3.43%           -1.35%          1.54%

TOTAL RETURN     3.11%       9.44%           4.41%           3.55%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998            PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.81(CENTS)  30.60(CENTS)  62.58(CENTS)

ANNUALIZED DIVIDEND RATE                4.77%        5.03%         5.16%

30-DAY ANNUALIZED YIELD                 4.26%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.66%        -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.26 over the past one month, $12.27 over the past six months, and $12.12 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Investor sentiment, shifting supply
and demand conditions, and
volatility in Asia played key roles in
the municipal bond market during
the six months that ended April
30, 1998. During this period, the
Lehman Brothers Municipal Bond
Index - a measure of the
municipal bond market -
returned 2.76%. To compare, the
Lehman Brothers Aggregate Bond
Index - a measure of the
investment-grade taxable bond
market in the U.S. - returned
3.59%. In late 1997, volatility in
Asia helped prop up the muni
bond market. Investors felt that
currency devaluations in that
region would translate into
cheaper prices for Asian goods
and help control the inflation that
can eat into bonds' fixed
payments. In January and
February 1998, though, muni
bond supply increased as many
issuers took advantage of lower
interest rates to refinance their debt
at lower rates. That, combined
with softening demand, dampened
the performance of muni bonds in
early 1998. On top of that, the
municipal bond market experienced
extremely heavy new issuance in
March and April 1998, as issuers
rushed to the market before the
largest municipal deal in history is
expected to take place. A $3.5
billion issuance by the Long Island
Power Authority is scheduled to be
priced in May. This heavy supply,
coupled with only intermittent
demand, put downward pressure
on municipal bond prices at the
end of the period, causing muni
bonds to lag taxable bonds in
early 1998.
NOTE TO SHAREHOLDERS: Jonathan Short became Portfolio Manager of Fidelity Advisor Municipal Income Fund on January 31, 1998.
Q. HOW DID THE FUND PERFORM, JON?
A. For the six-month period that ended April 30, 1998, the fund's Institutional Class shares had a total return of 3.11%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 2.45% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - a broad measure of the performance of the municipal bond market - returned 2.76% for the same six-month period. For the 12-month period that ended April 30, 1998, the fund's Institutional Class shares had a total return of 9.88%, while the general municipal debt funds average and the Lehman Brothers Municipal Bond Index returned 9.02% and 9.30%, respectively.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS MUNICIPAL BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. The Lehman Brothers Municipal Bond Index plays a very important role in the management of the fund. It's the fund's benchmark index and includes most of the universe of investment-grade municipal bonds. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and market sectors based on my view of the relative value of each maturity or sector.
Q. WHAT HELPED THE FUND'S PERFORMANCE?
A. The fund had a relatively large stake in bonds rated Baa by Moody's Investors Service, which performed extremely well throughout the period and helped the fund's performance. Faced with relatively low interest rates, yield-hungry investors increasingly sought out these bonds because they offered a yield advantage over higher-quality bonds. What's more, there was a very small supply of these bonds during the period. Strong demand pushed up against low supply and boosted the prices of most Baa-rated bonds.
Q. WHICH SECURITIES DETRACTED FROM THE FUND'S PERFORMANCE?
A. As for detractors, the fund's stake in zero coupon bonds was a drag on the fund's performance. Zeros pay no periodic interest but trade at a deep discount to their face value. The buyer of a zero receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. These securities tend to be very sensitive to interest-rate movements and when rates crept up a bit over the past couple of months, zeros lagged the overall market.
Q. THE ELECTRIC UTILITY INDUSTRY IS TRANSFORMING FROM A MONOPOLY TO A MORE COMPETITIVE ENVIRONMENT. GIVEN THAT THE INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. I have focused on two types of electric utilities. First, I emphasized those that are well-prepared to deal with increased competition. Second, I tended to focus on those that I believed could meet competitive challenges down the road, but have been severely and unduly penalized by the market today because of uncertainty surrounding future deregulation. Recently, I've added some electric utilities of both types, bringing the fund's stake in the sector up to 16.5% at the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. Municipals lagged taxable bonds throughout much of the past six months, and as a result, currently are priced inexpensively compared to U.S. Treasury securities. In my view, municipals may now be poised to play catch up with Treasuries and could be in for a period of relatively good performance. Municipals became cheap relative to their Treasury counterparts because of a supply and demand imbalance. In the first four months of 1998, the supply of municipals was actually quite large compared to previous years. Cities, states, counties and other issuers sought to take advantage of relatively low interest rates to refinance their older, more expensive debt. As more and more of these refinancings occurred, the supply of municipal bonds grew. On the other side of the equation, demand - while remaining firm - didn't keep pace with the additional supply. For the remainder of the year, I expect that municipal refinancing activity will taper off, which would likely be a positive for municipal bonds as long as demand remains firm or increases.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
JONATHAN SHORT ON THE
IMPROVED CREDITWORTHINESS OF
MUNICIPAL BONDS:
"THE STRENGTH OF THE U.S. ECONOMY
OVER THE PAST SEVERAL YEARS HAS LED TO
A GENERAL IMPROVEMENT IN THE OVERALL
CREDITWORTHINESS OF MUNICIPAL BOND
ISSUERS. BY THAT I MEAN THAT CITIES,
STATES AND OTHER MUNICIPAL ISSUERS
ACROSS THE NATION HAVE ENJOYED BETTER
FINANCIAL AND FISCAL HEALTH THANKS IN
LARGE PART TO RISING TAX COLLECTIONS
AND BUDGET CUTTING.
"ECONOMIC STRENGTH HELPS TO EXPLAIN
WHY GENERAL OBLIGATION BONDS (GOS)
WERE THE FUND'S LARGEST SECTOR
CONCENTRATION AT THE END OF THE
PERIOD. A GO IS BACKED BY THE FULL
FAITH AND CREDIT - WHICH INCLUDES
THE TAXING POWER - OF A CITY, COUNTY,
STATE OR OTHER ISSUER, AND IS REPAID
WITH GENERAL REVENUE, INCLUDING
TAXES. AS LONG AS I FEEL THAT THE
ECONOMY IS IN RELATIVELY GOOD SHAPE,
I'LL MOST LIKELY CONTINUE TO
EMPHASIZE GOS. HOWEVER, IF I FEEL
THAT THE ECONOMY IS WEAKENING TO THE
POINT OF COMPROMISING THE FISCAL AND
FINANCIAL HEALTH OF GO ISSUERS, I'D
MOST LIKELY SWITCH MY FOCUS TOWARD
REVENUE BONDS, WHICH ARE ISSUED BY
ENTITIES SUCH AS WATER AND ELECTRIC
UTILITIES. BECAUSE REVENUE BOND
ISSUERS PROVIDE ESSENTIAL SERVICES
THAT ARE SOMEWHAT IMMUNE TO THE
UPS AND DOWNS OF THE ECONOMIC
CYCLE, THEY TEND TO PERFORM BETTER
THAN GOS IN SLOWER ECONOMIES."
FUND FACTS
GOAL: SEEKS TO PROVIDE A HIGH
CURRENT YIELD BY INVESTING IN A
DIVERSIFIED PORTFOLIO OF
MUNICIPAL OBLIGATIONS WHOSE
INTEREST IS NOT INCLUDED IN GROSS
INCOME FOR PURPOSES OF
CALCULATING FEDERAL INCOME TAX
START DATE: SEPTEMBER 16, 1987
SIZE: AS OF APRIL 30, 1998,
MORE THAN $436 MILLION
MANAGER: JONATHAN SHORT,
SINCE JANUARY 31, 1998;
JOINED FIDELITY IN 1990
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF APRIL 30, 1998
              % OF FUND'S   % OF FUND'S INVESTMENTS
              INVESTMENTS   IN THESE STATES
                            6 MONTHS AGO

NEW YORK      21.4          17.9

CALIFORNIA    7.6           9.5

COLORADO      6.1           5.7

PENNSYLVANIA  5.6           5.6

ILLINOIS      5.5           4.4

TOP FIVE SECTORS AS OF APRIL 30, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE SECTORS
                                     6 MONTHS AGO

GENERAL OBLIGATION     26.6          27.1

ELECTRIC REVENUE       16.5          15.9

HEALTH CARE            12.5          15.8

TRANSPORTATION         9.0           10.5

ESCROWED/PRE-REFUNDED  8.9           6.0

AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                                 6 MONTHS AGO

YEARS  12.9                                      13.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                                 6 MONTHS AGO

YEARS  6.8                                       6.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
AAA 34.2%
AA, A 30.2%
BAA 26.5%
BA, B 0%
CAA, C 0%
NON-RATED 6.9%
SHORT-TERM
INVESTMENTS 2.2%
AAA 34.6%
AA, A 25.2%
BAA 26.8%
BA, B 1.3%
CAA, C 0.3%
NON-RATED 10.2%
SHORT-TERM
INVESTMENTS 1.6%
ROW: 1, COL: 1, VALUE: 34.1
ROW: 1, COL: 2, VALUE: 30.2
ROW: 1, COL: 3, VALUE: 26.5
ROW: 1, COL: 4, VALUE: 0.0
ROW: 1, COL: 5, VALUE: 7.0
ROW: 1, COL: 6, VALUE: 2.2
ROW: 1, COL: 7, VALUE: 0.0
ROW: 1, COL: 1, VALUE: 33.6
ROW: 1, COL: 2, VALUE: 24.2
ROW: 1, COL: 3, VALUE: 25.8
ROW: 1, COL: 4, VALUE: 2.3
ROW: 1, COL: 5, VALUE: 1.3
ROW: 1, COL: 6, VALUE: 10.2
ROW: 1, COL: 7, VALUE: 2.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1998, AND OCTOBER 31, 1997 ACCOUNT FOR 0.4% AND 4.3% RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ALABAMA - 1.0%
Shelby County Gen. Oblig. Series A,
7.70% 8/1/17  - $ 4,000,000 $ 4,433,080
ARIZONA - 0.3%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area) Series A,
6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,394,536
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (d)  Aaa  1,315,000  1,402,658
CALIFORNIA - 7.6%
California Dept. Wtr. Resources Rev. (Central
Valley Proj.) Series J-2, 6.125% 12/1/13  Aa2  2,190,000  2,299,938
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Rfdg. Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  795,000  812,760
 Series B, 5.20% 8/1/26 (MBIA Insured) (d)  Aaa  1,020,000  1,038,748
 Series R, 6.15% 8/1/27 (MBIA Insured) (d)  Aaa  1,500,000  1,582,170
California Pub. Wks. Board Lease Rev. Rfdg.:
(California Univ. Proj.) Series A,
 5.50% 10/1/13  A  2,000,000  2,053,220
 (Dept. of Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)  Aaa  1,750,000  1,698,253
 (Various California Univ. Projs.)
 Series A, 5.50% 6/1/14  Aa3  1,500,000  1,563,330
California State Gen. Oblig. 6% 10/1/09  A1  2,500,000  2,783,500
Central Valley Fing. Auth. Cogeneration Proj.
Rev. (Carson Ice Gen. Proj.) 6% 7/1/09  BBB-  4,500,000  4,709,565
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) (Cap. Appreciation)
Series A, 0% 1/1/14  Baa  2,000,000  846,320
Los Angeles County Ctfs. of Prtn. (Cap.
Appreciation) (Disney Parking Proj.):
  0% 3/1/14  Baa1  1,000,000  422,550
  0% 9/1/14  Baa1  7,260,000  2,985,385
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3)
Series A, 5.85% 7/1/10 (AMBAC Insured)  Aaa  1,500,000  1,650,510
Sacramento Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  2,000,000  2,044,800
Sacramento Fing. Auth. Rev.
(Cap. Appreciation) (Combined Proj.)
Series B, 0% 11/1/11 (MBIA Insured)  Aaa  1,225,000  621,957
Sacramento Cogeneration Auth. Cogeneration Proj.
Rev. (Proctor & Gamble Proj.):
  5.40% 7/1/98  BBB-  1,100,000  1,102,178
  6.375% 7/1/10  BBB-  1,000,000  1,083,850
  6.50% 7/1/14  BBB-  3,800,000  4,125,280
  33,424,314
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
COLORADO - 6.1%
Arapahoe County Cap. Impt. Tr.ust Federal Hwy.
Rev. (Cap. Appreciation) Series E, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.8626) (e)  Aaa $ 7,800,000 $ 1,153,932
Colorado Health Facs. Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.)
 Series A, 6.50% 6/1/25  Baa1  1,360,000  1,473,070
 (Nat'l. Jewish Medical & Research Ctr.)
 5.375% 1/1/28  BBB  3,000,000  2,898,510
 Rfdg. (Rocky Mountain Adventist):
 6.625% 2/1/13  Baa2  6,900,000  7,443,927
  6.625% 2/1/22  Baa2  4,000,000  4,315,320
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/06 (MBIA Insured)  Aaa  1,405,000  984,961
  0% 1/1/08 (MBIA Insured)  Aaa  870,000  550,788
Denver City & County Arpt. Rev.:
(Cap. Appreciation):
 Series A, 0% 11/15/02
  (MBIA Insured) (d)  Aaa  2,115,000  1,717,211
  Series D, 0% 11/15/04 (MBIA Insured) (d)  Aaa  1,700,000  1,251,557
 Rfdg. Series D, 5% 11/15/98 (d)  Baa1  1,200,000  1,205,556
 Series A:
 6.90% 11/15/98 (d)  Baa1  1,000,000  1,014,190
  7.50% 11/15/23
  (Pre-Refunded to 11/15/04 @ 102) (e)  Aaa  430,000  506,011
  7.50% 11/15/23 (d)  Baa1  2,070,000  2,361,373
  26,876,406
CONNECTICUT - 3.3%
Connecticut Health & Edl. Facs. Auth. Rev.:
(New Britain Mem. Hosp.) Series A:
 7.50% 7/1/06
  (Pre-Refunded to 7/1/02 @ 102) (e)  -  2,615,000  2,868,995
  7.75% 7/1/22
  (Pre-Refunded to 7/1/02 @ 102) (e)  Aaa  1,500,000  1,716,930
 (The Griffin Hosp.) Series A:
 6% 7/1/13  Baa2  1,810,000  1,862,671
  5.75% 7/1/23  Baa2  3,280,000  3,284,297
Connecticut Spl. Tax Oblig. Rev. Trans. Infrastructure
Series A, 5.50% 11/1/06 (FSA Insured)  Aaa  1,500,000  1,599,705
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A, 5.50% 1/1/20 (d)  BBB  3,350,000  3,254,659
  14,587,257
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
DISTRICT OF COLUMBIA - 2.7%
District of Columbia Gen. Oblig. Rfdg.:
Series A, 6% 6/1/07 (MBIA Insured)  Aaa $ 2,000,000 $ 2,166,120
 Series B, 5% 6/1/05 (MBIA Insured)  Aaa  4,135,000  4,193,634
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  955,000  1,040,377
District of Columbia Redev. Land Agcy.
Sport Arena Spl. Tax Rev.:
 5.30% 11/1/99  Baa  1,700,000  1,722,525
  5.625% 11/1/10  Baa  705,000  715,180
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 5.95% 4/1/14 (MBIA Insured)  Aaa  2,000,000  2,140,300
  11,978,136
FLORIDA - 0.8%
Broward County Resource Recovery Rev. (SES
Broward Co. LP South Proj.) 7.95% 12/1/08  A3  575,000  620,379
Florida Mid-Bay Bridge Auth. Rev.
Series A, 7.50% 10/1/17  -  2,500,000  2,753,375
  3,373,754
GEORGIA - 0.9%
Georgia Gen. Oblig. Series C, 6.25% 8/1/09  Aaa  3,500,000  3,977,890
HAWAII - 1.1%
Hawaii Gen. Oblig. Series C, 6.25% 3/1/03
(FGIC Insured)  Aaa  4,515,000  4,858,230
IDAHO - 0.1%
Boise Urban Renewal Agcy. Parking Rev. (Tax
Increment) Series A, B, C, 8.125% 9/1/15  BBB+  375,000  382,564
ILLINOIS - 5.5%
Chicago Board of Ed. (Chicago School Reform):
6.25% 12/1/09 (MBIA Insured)  Aaa  3,000,000  3,404,640
 5.75% 12/1/27 (AMBAC Insured)  Aaa  5,000,000  5,173,150
Chicago O'Hare Int'l. Arpt. Rev.:
(Passenger Facs. Charge) Series A,
 5.60% 1/1/10 (AMBAC Insured)  Aaa  2,500,000  2,614,350
 Rfdg. (Gen. Arpt. Proj.) (2nd Lien) Series A:
 6.25% 1/1/09 (AMBAC Insured) (d)  Aaa  3,700,000  4,056,828
  6.375% 1/1/15 (MBIA Insured)  Aaa  1,400,000  1,526,966
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc. Proj.) 8.20% 12/1/24  Baa2  1,000,000
1,196,760
Du Page County Commty. High School Dist. #99
(Downers Grove) Series A, 6% 2/1/06
(AMBAC Insured)  Aaa  1,640,000  1,779,220
Illinois Ed. Facs. Auth. Rev. Rfdg. (DePaul Univ.)
6% 10/1/05 (AMBAC Insured)  Aaa  1,200,000  1,300,512
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Health Facs. Auth. Rev.:
(Covenant Retirement Commty.)
 Series A, 7.60% 12/1/12  A- $ 750,000 $ 840,795
 (Mem. Hosp.):
 7.125% 5/1/10
  (Pre-Refunded to 5/1/02 @ 102) (e)  BBB  1,000,000  1,113,550
  7.25% 5/1/22
  (Pre-Refunded to 5/1/02 @ 102) (e)  BBB  1,000,000  1,118,080
  24,124,851
INDIANA - 0.3%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  1,000,000  1,113,630
KANSAS - 0.7%
Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity Leavenworth):
 5% 12/1/13 (MBIA Insured)  Aaa  2,390,000  2,361,440
  5% 12/1/14 (MBIA Insured)  Aaa  500,000  490,515
  2,851,955
KENTUCKY - 1.9%
Kenton County Arpt. Board Arpt. Rev.:
(Cincinnati/Northern Kentucky Int'l.)
 Series A, 6% 3/1/05 (MBIA Insured) (d)  Aaa  5,570,000  5,970,984
 (Spl. Facs. Delta Airlines, Inc. Proj.)
 Series A, 7.50% 2/1/20 (d)  Baa3  2,000,000  2,203,060
  8,174,044
MARYLAND - 1.2%
Maryland Health & Higher Edl. Facs. Auth. Rev.:
(Good Samaritan Hosp.):
 5.75% 7/1/13 (AMBAC Insured)
  (Escrowed to Maturity) (e)  A1  1,665,000  1,786,295
  5.75% 7/1/13 (AMBAC Insured)  Aaa  1,015,000  1,104,046
 Rfdg. (Johns Hopkins Univ.) 6% 7/1/10  Aa2  2,000,000  2,214,480
  5,104,821
MASSACHUSETTS - 4.4%
Massachusetts Bay Trans. Auth.
(Mass. General Trans. Sys.)
 Series A, 5.625% 3/1/26
(Pre-Refunded to 3/1/06 @ 102) (e)  A1  5,875,000  6,307,576
Massachusetts Health & Edl. Facs. Auth. Rev.:
(1st. Mtg.) (Fairview Extended Care)
 Series A, 10.25% 1/1/21
  (Pre-Refunded to 1/1/01 @ 103) (e)  -  5,000,000  5,865,550
 (Hebrew Rehabilitation Ctr. for Aged)
 Series C, 5.25% 7/1/17  A  2,000,000  1,961,800
 (New England Med. Ctr. Hosp.)
 Series G, 5.375% 7/1/24 (MBIA Insured)  Aaa  500,000  497,595
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
(Atlanticare Med. Ctr.)
 Series B, 10.125% 11/1/14  - $ 700,000 $ 766,514
 (Cap. Appreciation) (Massachusetts Biomedical
 Research) Series A-2:
  0% 8/1/08  -  800,000  481,968
   0% 8/1/10  -  4,500,000  2,389,410
 Rfdg. (Emerson College)
 Series A, 8.90% 1/1/18  -  1,000,000  1,099,090
  19,369,503
MICHIGAN - 0.6%
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa3  2,310,000  2,555,299
MINNESOTA - 1.7%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Health Care Sys. Rev. Rfdg.
(Healthspan Health Sys. Corp.)
Series A, 4.75% 11/15/18 (AMBAC Insured)  Aaa  2,300,000  2,123,705
Minnesota Hsg. Fin. Agcy. Rev. (Single
Family Mtg.) Series D, 6.40% 7/1/15 (d)  Aa2  2,000,000  2,121,700
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply
Rev. Rfdg. Series A, 6.25% 1/1/06
(AMBAC Insured)  Aaa  3,000,000  3,326,700
  7,572,105
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Rev. Rfdg.
Series 1990-A, 9.25% 3/1/12 (FGIC Insured)  Aaa  220,000  235,290
NEBRASKA - 1.4%
Nebraska Pub. Pwr. Dist. Rev. Rfdg.:
(Elec. Sys.) Series A, 6% 1/1/06  A1  1,500,000  1,602,030
 (Pwr. Supply Sys.) Series C, 5% 1/1/17  A1  4,590,000  4,401,030
  6,003,060
NEVADA - 0.6%
Las Vegas Downtown Redev. Agcy. Tax Increment
Rev. (Fremont Str. Proj.) Series A:
 6% 6/15/10  BBB+  1,500,000   1,530,810
  6.10% 6/15/14  BBB+  1,000,000  1,039,280
  2,570,090
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Edl. & Health Facs.
Auth. Rev.:
 (1st. Mtg.) (Riverwoods at Exeter) 9% 3/1/23
  (Pre-Refunded to 3/1/03 @ 103) (e)  Aaa $ 1,830,000 $ 2,227,513
  (Littleton Hosp. Assoc., Inc.)
  Series A, 9.50% 5/1/20  -  490,000  522,046
  2,749,559
NEW JERSEY - 1.4%
New Jersey Trans. Trust Fund Auth. Rfdg.
(Trans. Sys.) Series A, 5.50% 6/15/11
(MBIA Insured)  Aaa  4,000,000  4,175,400
Passaic County Util. Auth. Solid Waste Disp.
Rev. Rfdg. (Cap. Appreciation)
0% 3/1/02 (MBIA Insured)  Aaa  2,500,000  2,116,850
  6,292,250
NEW MEXICO - 1.9%
Albuquerque Arpt. Rev. Rfdg.:
6.75% 7/1/11 (AMBAC Insured) (d)  Aaa  1,805,000  2,094,919
  6.70% 7/1/18 (AMBAC Insured) (d)  Aaa  3,970,000  4,437,547
New Mexico Edl. Assistance Foundation
Student Loan Rev. Series B,
5.25% 4/1/05 (AMBAC Insured) (d)  Aaa  1,585,000  1,615,178
  8,147,644
NEW YORK - 21.4%
New York City Gen. Oblig.:
Rfdg.:
 Series A, 7% 8/1/03  A3  2,000,000  2,212,620
  Series B:
  5.70% 8/15/02  A3  1,165,000  1,214,536
   6.75% 8/15/03  A3  2,000,000  2,190,900
  Series E, 6.50% 2/15/04 (FGIC Insured)  Aaa  1,500,000  1,639,560
 Series B, 7.50% 2/1/02  A3  3,525,000  3,870,838
 Series D, 5.50% 2/15/04  A3  5,000,000  5,183,450
 Series H, 6.875% 2/1/02  A3  240,000  258,451
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Terminal One Group Assoc. Proj.)
5.90% 1/1/06 (d)  A  8,680,000  9,194,290
New York City Ind. Dev. Agcy. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.)
Series 91, 6% 11/1/15 (FSA Insured)
LOC Morgan Guaranty Trust Co. (d)  Aaa  1,000,000  1,068,090
New York City Muni. Assistance Corp. Rfdg.
Series H, 6% 7/1/05  Aa2  5,000,000  5,409,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Muni. Wtr. Fin. Auth. Rev.
(Wtr. & Swr. Sys.) Series B:
 5.75% 6/15/26  A2 $ 5,000,000 $ 5,207,550
  5.50% 6/15/27 (MBIA Insured)  Aaa  3,000,000  3,054,300
  5.75% 6/15/29  A2  4,000,000  4,159,640
New York Metropolitan Trans. Auth. Svc. Contract
Rfdg. Series 7, 5.625% 7/1/16  Baa1  6,445,000  6,548,313
New York Metropolitan Trans. Commuter Facs.
Rev. Rfdg. Series R:
 5% 7/1/02  Baa1  2,370,000  2,408,655
  5% 7/1/03  Baa1  2,490,000  2,528,545
  5.50% 7/1/07  Baa1  2,645,000  2,751,514
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Consolidated)
 Series A, 5.70% 7/1/05  Baa1  3,000,000  3,152,340
 (New York Univ.)
 Series A, 5.75% 7/1/14 (MBIA Insured)  Aaa  1,000,000  1,073,060
 Rfdg. (Jamaica Hosp. Med. Ctr.)
 Series F, 5.20% 2/15/14  Baa1  6,150,000  6,037,886
 Rfdg. (State Univ. Edl. Facs.)
  Series B, 5.50% 5/15/08  A3  10,000,000  10,490,500
New York State Local Gov't. Assistance Corp.
Rfdg. Series C, 5.50% 4/1/17  A3  7,500,000  7,689,600
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) (Cap. Appreciation) Series A,
0% 1/1/04  BBB  4,000,000  2,980,440
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges) 5.90% 4/1/07  Baa1  2,000,000  2,113,700
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sub-Lien) 6% 6/1/17 (MBIA Insured)  Aaa  1,000,000  1,105,040
  93,543,568
NORTH CAROLINA - 4.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:
 Series A, 5.50% 1/1/05 (MBIA Insured)  Aaa  4,000,000  4,180,440
  Series B:
  6% 1/1/06  Baa1  3,955,000  4,214,290
    7.25% 1/1/07  Baa1  1,000,000  1,155,940
  Series C:
  5.125% 1/1/03  Baa1  2,000,000  2,029,200
   5.25% 1/1/04  Baa1  1,365,000  1,393,979
   5.50% 1/1/07 (MBIA Insured)  Aaa  2,000,000  2,098,460
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NORTH CAROLINA - CONTINUED
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg.:
 5.75% 1/1/02  A3 $ 1,750,000 $ 1,820,455
  6.25% 1/1/17 (AMBAC Insured)  Aaa  1,800,000  1,939,698
  18,832,462
OHIO - 2.6%
Gateway Econ. Dev. Corp. Greater Cleveland
Stadium Rev. (Cuyahoga County Annual
Guaranty) 6.50% 9/15/14 (d)  -  3,000,000  3,149,580
Marion County Hosp. Impt. Rev. Rfdg.
(Commty. Hosp. Proj.) 5.60% 5/15/01  BBB+  1,000,000  1,025,670
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Control Loan Fund) State Matching Series:
 6.50% 12/1/04 (MBIA Insured)  Aaa  1,835,000  2,041,639
  5.625% 6/1/06 (MBIA Insured)  Aaa  2,000,000  2,130,180
Student Loan Funding Corp.
Cincinnati Student Loan Rev.
Series B, 8.875% 8/1/08 (d)  -  2,910,000  3,074,590
  11,421,659
OKLAHOMA - 1.0%
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  4,000,000  4,449,000
PENNSYLVANIA - 5.6%
Allegheny County Ind. Dev. Auth. Rev.
(1st Mtg.) (YMCA Proj.) Series 1990,
8.75% 3/1/10  -  340,000  372,157
Butler County Ind. Dev. Auth. Health
Ctr. Rev. (Sherwood Oaks Proj.)
5.75% 6/1/11  A  3,000,000  3,067,770
Cumberland County Muni. Auth. Rev. Rfdg.
(1st Mtg.) (Carlisle Hosp. & Health):
 6.80% 11/15/14  Baa2  3,250,000  3,573,018
  6.80% 11/15/23  Baa2  1,000,000  1,099,390
Delaware County Auth. Rev.
(1st. Mtg.) (Riddle Village Proj.):
 8.25% 6/1/22 (Escrowed to Maturity) (e)  Aaa  2,250,000  2,743,898
  9.25% 6/1/22
  (Pre-Refunded to 6/1/02 @ 102) (e)  Aaa  2,905,000  3,467,524
  Series 1992, 8.75% 6/1/10
  (Pre-Refunded to 6/1/02 @ 102) (e)  Aaa  2,870,000  3,378,736
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Fac.) Series A,
6.10% 7/1/13  Baa1  1,900,000  2,033,494
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Gen. Oblig. Second Series,
5.80% 7/1/04  Aa3 $ 3,000,000 $ 3,212,010
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev.
5.80% 7/1/09 (AMBAC Insured)  Aaa  1,345,000  1,465,633
  24,413,630
RHODE ISLAND - 1.1%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14 (FSA Insured) (d)  Aaa  4,000,000  4,829,200
SOUTH CAROLINA - 0.4%
Piedmont Muni. Pwr. Elec. Agcy. Rev. Rfdg.
Series A, 6.25% 1/1/05 (FGIC Insured)  Aaa  1,715,000  1,875,438
TENNESSEE - 0.5%
Chattanooga Gen. Oblig. Rfdg. & Impt.
5.25% 9/1/14  Aa3  1,580,000  1,609,214
Metropolitan Gov't. Nashville & Davidson
County Elec. Rev. (Cap. Appreciation)
Series A, 0% 5/15/06 (MBIA Insured)  Aaa  1,000,000  689,070
  2,298,284
TEXAS - 4.4%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils.
Elec. Co.) Series A, 9.25% 3/1/18
(Pre-Refunded to 5/1/98 @ 102) (d)(e)  Baa1  1,300,000  1,326,000
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/09
(PSF Guaranteed)  Aaa  750,000  445,110
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (American Airlines, Inc.)
7.50% 11/1/25 (d)  Baa2  6,000,000  6,467,640
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/04
(PSF Guaranteed)  Aaa  1,845,000  1,417,145
Plano Independent School Dist. 6% 2/15/03
(PSF Guaranteed)  Aaa  4,510,000  4,817,898
Texas Pub. Fin. Auth. Series A, 5% 10/1/14  Aa2  5,000,000  4,943,850
  19,417,643
U.S. VIRGIN ISLANDS - 0.5%
Virgin Islands Pub. Fin. Auth. 5.50% 10/1/05  BBB-  2,000,000
2,048,560
UTAH - 2.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.:
Series A, 6.50% 7/1/09 (AMBAC Insured)  Aaa  1,000,000  1,149,800
 Series B, 5.75% 7/1/16 (MBIA Insured)  Aaa  2,500,000  2,631,450
 Series D, 5% 7/1/21 (MBIA Insured)  Aaa  1,200,000  1,152,264
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
UTAH - CONTINUED
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.
Spl. Oblig. Sixth
Series B, 6% 7/1/16 (MBIA Insured)  Aaa $ 7,000,000 $ 7,508,200
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  278,938
  12,720,652
VIRGINIA - 2.1%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to Maturity) (e)  -  1,000,000  1,185,480
Virginia Pub. Bldg. Auth. Pub. Facs. Rev. Rfdg.
Series A, 5% 8/1/12  Aa2  4,860,000  4,862,331
Virginia Pub. School Auth. Series B, 6.50%
8/1/15 (Pre-Refunded to 8/1/04 @ 102) (e)  Aa2  3,000,000  3,368,400
  9,416,211
WASHINGTON - 4.5%
King County Gen. Oblig. Series D,
5.75% 12/1/11  Aa1  3,990,000  4,263,475
Washington Pub. Pwr. Supply Sys. Rev.
(Nuclear Proj. #2):
 Rfdg. Series A, 5.90% 7/1/04  Aa1  1,000,000  1,065,470
  5.40% 7/1/12  Aa1  14,000,000  14,227,920
  19,556,865
TOTAL MUNICIPAL BONDS
(Cost $407,097,276 )    428,376,098
CASH EQUIVALENTS - 2.2%
 SHARES
Municipal Central Cash Fund (b)(c)
(Cost $9,603,798)    9,603,798  9,603,798
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $416,701,074) $  437,979,896
LEGEND
(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(g) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(h) At the period end, the seven-day yield of the Municipal Central Cash Fund was 5.51%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(j) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 62.3% AAA, AA, A 58.1%
Baa 20.6% BBB  27.2%
Ba 0.0% BB  0.6%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 6.9%. FMR has determined that unrated debt securities that are lower quality account for 0.4% of the total value of investment.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   26.6%
Electric Revenue   16.5
Health Care   12.5
Transportation   9.0
Escrowed/Pre-Refunded   8.9
Industrial Development   6.9
Special Tax   5.0
Others (individually less than 5%)    14.6
TOTAL   100.0%
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $416,701,074. Net unrealized appreciation aggregated $21,278,822, of which $21,734,055 related to appreciated investment securities and $455,233 related to depreciated investment securities.
At October 31, 1997, the fund had a capital loss carryforward of approximately $16,425,000 of which $2,646,000, $7,511,000 and
$6,268,000 will expire on October 31, 2002, 2003 and 2004,
respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $416,701,074) -                 $ 437,979,896
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                           506,029

INTEREST RECEIVABLE                                                       7,109,834

OTHER RECEIVABLES                                                         22,338

PREPAID EXPENSES                                                          7,018

 TOTAL ASSETS                                                             445,625,115

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 6,939,670

PAYABLE FOR FUND SHARES REDEEMED                             1,203,086

DISTRIBUTIONS PAYABLE                                        608,348

ACCRUED MANAGEMENT FEE                                       135,460

DISTRIBUTION FEES PAYABLE                                    117,823

OTHER PAYABLES AND ACCRUED EXPENSES                          101,159

 TOTAL LIABILITIES                                                        9,105,546

NET ASSETS                                                               $ 436,519,569

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 435,774,884

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (20,534,137)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 21,278,822

NET ASSETS                                                               $ 436,519,569


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $12.23
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,791,044 (DIVIDED BY) 391,720 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $12.23)         $12.84

CLASS T:                                                       $12.24
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($378,512,125 (DIVIDED BY) 30,927,954 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.24)         $12.68

CLASS B:                                                       $12.21
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($47,301,034 (DIVIDED BY) 3,873,953 SHARES) A

CLASS C:                                                       $12.24
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($2,516,910 (DIVIDED BY) 205,630 SHARES) A

INSTITUTIONAL CLASS:                                           $12.19
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($3,398,456 (DIVIDED BY) 278,768 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 12,264,715

EXPENSES

MANAGEMENT FEE                                            $ 847,369

TRANSFER AGENT FEES                                        366,615

DISTRIBUTION FEES                                          691,300

ACCOUNTING FEES AND EXPENSES                               93,549

NON-INTERESTED TRUSTEES' COMPENSATION                      812

CUSTODIAN FEES AND EXPENSES                                11,711

REGISTRATION FEES                                          48,204

AUDIT                                                      21,263

LEGAL                                                      3,219

REPORTS TO SHAREHOLDERS                                    21,696

MISCELLANEOUS                                              473

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,106,211

 EXPENSE REDUCTIONS                                        (28,002)      2,078,209

NET INTEREST INCOME                                                      10,186,506

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (3,252,074)

 FUTURES CONTRACTS                                         219,805       (3,032,269)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     5,990,975

 FUTURES CONTRACTS                                         (32,838)      5,958,137

NET GAIN (LOSS)                                                          2,925,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 13,112,374
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        APRIL 30, 1998     OCTOBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 10,186,506       $ 23,276,174
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                (3,032,269)        982,319

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    5,958,137          14,869,381

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         13,112,374         39,127,874
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (10,186,506)       (24,140,139)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                        -                  (86,644)

 TOTAL DISTRIBUTIONS                                     (10,186,506)       (24,226,783)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             (4,771,516)        (97,485,396)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,845,648)        (82,584,305)

NET ASSETS

 BEGINNING OF PERIOD                                     438,365,217        520,949,522

 END OF PERIOD                                          $ 436,519,569      $ 438,365,217




FINANCIAL HIGHLIGHTS - CLASS A
                                                     SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
                                                     APRIL 30, 1998

                                                    (UNAUDITED)        1997             1996  G
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.150          $ 11.740         $ 11.630

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .293            .583  E           .105 E, F

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .080            .445              .109

 TOTAL FROM INVESTMENT OPERATIONS                     .373            1.028             .214

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.293)          (.616) F          (.104)

 IN EXCESS OF NET INTEREST INCOME                     -               (.002) H          -

 TOTAL DISTRIBUTIONS                                  (.293)          (.618)            (.104)

NET ASSET VALUE, END OF PERIOD                       $ 12.230         $ 12.150          $ 11.740

TOTAL RETURN B, C                                     3.08%           9.02%             1.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 4,791         $ 3,755            $ 202

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, D      .90% D             .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.73% A        4.87%              5.73% A

PORTFOLIO TURNOVER RATE                               34% A          36%                49%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS T
                               SIX MONTHS ENDED                 YEARS ENDED OCTOBER 31,
                               APRIL 30, 1998

                              (UNAUDITED)           1997         1996        1995       1994 F     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD           $ 12.150              $ 11.760     $ 11.880    $ 11.220   $ 12.720   $ 11.650

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .291                 .597 C       .677 C, E   .700       .689       .710

 NET REALIZED AND              .090                 .407         (.136)      .660       (1.430)    1.100
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         .381                 1.004        .541        1.360      (.741)     1.810
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.291)               (.612) E    (.661)      (.700)     (.689)     (.710)
 INCOME

 IN EXCESS OF NET              -                    (.002) D    -           -          -          -
 INTEREST INCOME

 FROM NET REALIZED             -                    -           -           -          (.060)     (.030)
 GAIN

 IN EXCESS OF NET              -                    -           -           -          (.010)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.291)               (.614)     (.661)       (.700)     (.759)     (.740)

NET ASSET VALUE,              $ 12.240              $ 12.150   $ 11.760     $ 11.880   $ 11.220   $ 12.720
END OF PERIOD

TOTAL RETURN B                 3.06%                8.89%      4.68%        12.50%     (6.03)%    15.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 378,512             $ 392,075  $ 480,432    $ 565,131  $ 544,422  $ 497,575
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .88% A               .89%       .89%         .91%       .89%       .92%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.75% A              5.04%      5.74%        6.06%      5.78%      5.59%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        34% A                36%        49%          37%        38%        27%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B
                                   SIX MONTHS ENDED            YEARS ENDED OCTOBER 31,
                                   APRIL 30, 1998

                                  (UNAUDITED)          1997        1996       1995      1994 G
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 12.130             $ 11.740    $ 11.860   $ 11.210  $ 11.610
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME               .251                .515 E      .596 E, F  .612      .188

 NET REALIZED AND UNREALIZED       .080                .416        (.136)     .650      (.400)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .331                .931        .460       1.262     (.212)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.251)              (.539) F    (.580)     (.612)    (.188)

 IN EXCESS OF NET INTEREST         -                   (.002) H     -          -         -
 INCOME

 TOTAL DISTRIBUTIONS               (.251)              (.541)      (.580)     (.612)    (.188)

NET ASSET VALUE, END OF PERIOD    $ 12.210             $ 12.130    $ 11.740   $ 11.860  $ 11.210

TOTAL RETURN B, C                  2.73%               8.15%       3.98%      11.57%    (1.86)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 47,301             $ 41,024    $ 39,389   $ 32,395  $ 9,968
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.57% A             1.56%       1.57%      1.86% D   2.09% A
NET ASSETS

RATIO OF NET INTEREST INCOME TO    4.08% A             4.35%       5.06%      5.18%     4.58% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            34% A               36%         49%        37%       38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS C
                                                    SIX MONTHS ENDED
                                                    APRIL 30, 1998 E

                                                    (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.130

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .231

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .110

 TOTAL FROM INVESTMENT OPERATIONS                     .341

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.231)

NET ASSET VALUE, END OF PERIOD                       $ 12.240

TOTAL RETURN B, C                                     2.82%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 2,517

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.75% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.67% A

PORTFOLIO TURNOVER RATE                               34% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO APRIL 30, 1998.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                            SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
                                            APRIL 30, 1998

                                           (UNAUDITED)            1997        1996        1995 G
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $ 12.120               $ 11.720    $ 11.880    $ 11.700

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                        .306                  .609 E      .707 E, F   .232

 NET REALIZED AND UNREALIZED GAIN (LOSS)    .070                  .464        (.197)      .180

 TOTAL FROM INVESTMENT OPERATIONS           .376                  1.073       .510        .412

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                   (.306)                (.671) F    (.670)      (.232)

 IN EXCESS OF NET INTEREST INCOME           -                     (.002) H    -           -

 TOTAL DISTRIBUTIONS                        (.306)                (.673)      (.670)      (.232)

NET ASSET VALUE, END OF PERIOD             $ 12.190               $ 12.120    $ 11.720    $ 11.880

TOTAL RETURN B, C                           3.11%                 9.44%       4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)    $ 3,398                $ 1,511     $ 927       $ 154

RATIO OF EXPENSES TO AVERAGE NET ASSETS     .75% A, D             .75% D      .75% D      .75% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE     4.99% A               5.11%       5.88%       5.89% A
NET ASSETS

PORTFOLIO TURNOVER RATE                     34% A                 36%         49%         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. At a special meeting of the shareholders of the fund on April 15, 1998, shareholders approved an Agreement and Plan Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series II, on or about February 26, 1999.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements. DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $74,370,018 and $72,273,292, respectively.
The market value of futures contracts opened and closed during the period amounted to $26,267,621 and $37,554,990, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO    PAID TO        RETAINED BY
          FDC        INVESTMENT     FDC
                     PROFESSIONALS

CLASS A   $ 3,021    $ 3,021        $ -

CLASS T    485,085    476,168        8,917

CLASS B    197,946    54,985         142,961

CLASS C    5,248      -              5,248

          $ 691,300  $ 534,174      $ 157,126

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 537

CLASS T    34,626

CLASS B    7,743

CLASS C    1,935

          $ 44,841

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO    PAID TO
          FDC        INVESTMENT
                     PROFESSIONALS

CLASS A   $ 20,995   $ 12,146

CLASS T    88,690     54,855

CLASS B    53,624     -*

CLASS C    2,888      -*

          $ 166,197  $ 67,001

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
  THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS*

CLASS A                $ 3,475    .17

CLASS T                 324,954   .17

CLASS B                 35,076    .16

CLASS C                 1,058     .20

INSTITUTIONAL CLASS     2,052     .22

                       $ 366,615

* ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 4,644

CLASS C               1.75%         13,659

INSTITUTIONAL CLASS   .75%          9,128

                                   $ 27,431

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $571 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                  SIX MONTHS ENDED   YEAR ENDED
                                  APRIL 30,          OCTOBER 31,

                                  1998 A             1997

FROM NET INTEREST INCOME

CLASS A                           $ 94,406           $ 94,032

CLASS T                            9,135,232          22,160,320

CLASS B                            890,310            1,825,294

CLASS C                            19,098             -

INSTITUTIONAL CLASS                47,460             60,493

TOTAL                             $ 10,186,506       $ 24,140,139

IN EXCESS OF NET INTEREST INCOME

CLASS A                           $ -                $ 40

CLASS T                            -                  79,597

CLASS B                            -                  6,838

CLASS C                            -                  -

INSTITUTIONAL CLASS                -                  169

TOTAL                             $ -                $ 86,644

TOTAL                             $ 10,186,506       $ 24,226,783

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                APRIL 30,          OCTOBER 31,    APRIL 30,          OCTOBER 31,

                                1998 A             1997           1998 A             1997



CLASS A                          181,306            307,664       $ 2,231,475        $ 3,663,457
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,748              3,770          58,432             45,120

SHARES REDEEMED                  (103,362)          (19,585)       (1,262,429)        (234,062)

NET INCREASE (DECREASE)          82,692             291,849       $ 1,027,478        $ 3,474,515

CLASS T                          2,122,390          2,221,421     $ 26,183,166       $ 26,303,589
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    451,827            1,143,394      5,562,644          13,582,690

SHARES REDEEMED                  (3,903,964)        (11,972,642)   (48,013,706)       (141,705,601)

NET INCREASE (DECREASE)          (1,329,747)        (8,607,827)   $ (16,267,896)     $ (101,819,322)

CLASS B                          725,700            713,815       $ 8,926,602        $ 8,459,000
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    41,612             90,487         511,215            1,073,258

SHARES REDEEMED                  (276,174)          (777,996)      (3,398,037)        (9,216,485)

NET INCREASE (DECREASE)          491,138            26,306        $ 6,039,780        $ 315,773

CLASS C                          234,829            -             $ 2,893,894        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    609                -              7,497              -

SHARES REDEEMED                  (29,808)           -              (368,757)          -

NET INCREASE (DECREASE)          205,630            -             $ 2,532,634        $ -

INSTITUTIONAL CLASS              178,100            107,503       $ 2,191,539        $ 1,278,313
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2,612              3,746          32,027             44,614

SHARES REDEEMED                  (26,613)           (65,730)       (327,078)          (779,289)

NET INCREASE (DECREASE)          154,099            45,519        $ 1,896,488        $ 543,638


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 6,755

CLASS T                9,410

CLASS B                8,619

CLASS C                13,810

INSTITUTIONAL CLASS    9,610

                      $ 48,204

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on April 15, 1998. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    25,817,524.338   92.116

AGAINST        469,603.522      1.675

ABSTAIN        1,740,144.132    6.209

TOTAL          28,027,271.992   100.000

PROPOSAL 2
To amend the fundamental investment policy on diversification for the fund to exclude investments in other investment companies from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    18,288,422.825   87.741

AGAINST        662,051.546      3.176

ABSTAIN        1,893,272.621    9.083

TOTAL          20,843,746.992   100.000

BROKER         7,183,525.000
 NON-VOTES

PROPOSAL 3
To approve an agreement and plan providing for the reorganization of the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    18,490,167.503   88.708

AGAINST        436,395.990      2.094

ABSTAIN        1,917,183.499    9.198

TOTAL          20,843,746.992   100.000

BROKER         7,183,525.000
 NON-VOTES









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Jonathan D. Short, Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)